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                                                     --------------------------
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                                                     hours per response:  21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-6463
                                   ---------------------------------------------


                         AIM International Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


    Robert H. Graham     11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:         (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     10/31
                         --------------------

Date of reporting period:    07/31/05
                          -------------------

Item 1.  Schedule of Investments.

                          AIM ASIA PACIFIC GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005


 [Your goals. Our solutions.]                [AIM INVESTMENTS LOGO APPEARS HERE]
   --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com               APG-QTR-1 7/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)


                                                                                                                     MARKET
                                                                                     SHARES                           VALUE
=============================================================================================================================
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--92.80%


AUSTRALIA--13.36%

BHP Billiton Ltd. (Diversified Metals & Mining)      (a)                               315,700               $     4,655,767
-----------------------------------------------------------------------------------------------------------------------------
Brambles Industries Ltd. (Diversified Commercial
& Professional Services)                             (a)(b)                            417,800                     2,622,946
-----------------------------------------------------------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)                  (a)(b)                            368,000                     2,174,012
-----------------------------------------------------------------------------------------------------------------------------

Commonwealth Bank of Australia (Diversified
Banks)                                               (a)                                42,500                     1,252,952
-----------------------------------------------------------------------------------------------------------------------------
Computershare Ltd. (Data Processing & Outsourced
Services)                                            (a)(b)                            576,600                     2,672,108
-----------------------------------------------------------------------------------------------------------------------------
CSL Ltd. (Biotechnology)                             (a)                               147,100                     3,870,115
-----------------------------------------------------------------------------------------------------------------------------

Promina Group Ltd. (Property & Casualty
Insurance)                                           (a)                               362,300                     1,364,972
-----------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
Insurance)                                           (a)(b)                            142,000                     1,810,032
-----------------------------------------------------------------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care Facilities)     (a)(b)                            338,700                     2,192,955
-----------------------------------------------------------------------------------------------------------------------------
St. George Bank Ltd. (Diversified Banks)             (a)                                47,100                       948,738
-----------------------------------------------------------------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)                        (a)                               302,300                     3,084,568
-----------------------------------------------------------------------------------------------------------------------------
Woolworths Ltd. (Food Retail)                        (a)                               136,000                     1,682,476
=============================================================================================================================
                                                                                                                  28,331,641
=============================================================================================================================

BERMUDA--8.85%

COFCO International Ltd. (Packaged Foods & Meats)    (a)                             2,635,000                     1,150,074
-----------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd. (Apparel Retail)                (a)                               782,000                     5,812,125
-----------------------------------------------------------------------------------------------------------------------------
Giordano International Ltd. (Apparel Retail)         (a)                             2,754,000                     2,050,195
-----------------------------------------------------------------------------------------------------------------------------
Joyce Boutique Holdings Ltd. (Apparel Retail)        (a)(c)                          8,606,000                       782,363
-----------------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)                        (a)                             1,080,000                     2,275,562
-----------------------------------------------------------------------------------------------------------------------------
Midland Holdings Ltd. (Real Estate Management &
Development)                                         (a)                             2,364,000                     1,466,538
-----------------------------------------------------------------------------------------------------------------------------

Paliburg Holdings Ltd. (Hotels, Resorts & Cruise
Lines)                                               (c)                            37,586,000                     1,039,543
-----------------------------------------------------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
(Hotels, Resorts & Cruise Lines)                     (a)                            20,398,000                     2,053,871
-----------------------------------------------------------------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)                    (a)                               716,000                       562,462
-----------------------------------------------------------------------------------------------------------------------------
Top Form International Ltd. (Apparel, Accessories
& Luxury Goods)                                      (a)                             4,918,000                     1,562,564
=============================================================================================================================
                                                                                                                  18,755,297
=============================================================================================================================



APG-QTR-1                             F-1


                                                                                                                     MARKET
                                                                                     SHARES                           VALUE
=============================================================================================================================
CAYMAN ISLANDS--5.49%

ASM Pacific Technology Ltd. (Semiconductor
Equipment)                                           (a)                               207,000               $       965,073
-----------------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd. (Packaged Foods &
Meats)                                               (a)                             1,804,000                     1,349,316
-----------------------------------------------------------------------------------------------------------------------------
Chitaly Holdings Ltd. (Home Furnishings)             (a)                             1,220,000                       780,668
-----------------------------------------------------------------------------------------------------------------------------
Focus Media Holding Ltd.-ADR (Advertising)           (c)                                54,900                     1,058,472
-----------------------------------------------------------------------------------------------------------------------------
Global Bio-chem Technology Group Co. Ltd.
(Agricultural Products)                              (a)                             1,974,000                       987,514
-----------------------------------------------------------------------------------------------------------------------------
Hengan International Group Co. Ltd. (Personal
Products)                                            (a)                             2,322,000                     1,851,063
-----------------------------------------------------------------------------------------------------------------------------
Luen Thai Holdings Ltd. (Distributors) (Acquired
07/09/04-10/06/04; Cost $848,739)                    (a)(d)                          1,974,000                       608,040
-----------------------------------------------------------------------------------------------------------------------------

Norstar Founders Group Ltd. (Auto Parts &
Equipment)                                           (a)                             5,300,000                     1,357,130
-----------------------------------------------------------------------------------------------------------------------------
Shanda Interactive Entertainment Ltd.-ADR (Home
Entertainment Software)                              (b)(c)                             44,300                     1,449,049
-----------------------------------------------------------------------------------------------------------------------------

Solomon Systech International Ltd.
(Semiconductors)                                     (a)                             3,866,000                     1,224,845
=============================================================================================================================
                                                                                                                  11,631,170
=============================================================================================================================

CHINA--5.10%

China Petroleum and Chemical Corp.
(Sinopec)-Class H (Integrated Oil & Gas)             (a)                             3,566,000                     1,554,559
-----------------------------------------------------------------------------------------------------------------------------

China Shipping Development Co. Ltd.-Class H
(Marine)                                             (a)                             1,158,000                       861,143
-----------------------------------------------------------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China,
Ltd.-Class H (Life & Health Insurance)               (a)                             1,677,000                     2,796,815
-----------------------------------------------------------------------------------------------------------------------------
Shanghai Electric Group Co. Ltd.-Class H (Heavy
Electrical Equipment) (Acquired 04/22/05; Cost
$1,654,441)                                          (c)(d)                          7,514,000                     1,875,214
-----------------------------------------------------------------------------------------------------------------------------
Shanghai Forte Land Co. Ltd.-Class H (Real Estate
Management & Development)                            (a)                             3,620,000                     1,044,210
-----------------------------------------------------------------------------------------------------------------------------
Weiqiao Textile Co. Ltd.-Class H (Textiles)          (a)                               876,000                     1,149,647
-----------------------------------------------------------------------------------------------------------------------------
Wumart Stores, Inc.-Class H (Hypermarkets & Super
Centers)                                                                               707,000                     1,200,525
-----------------------------------------------------------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H
(Packaged Foods & Meats)                                                             4,770,000                       325,216
=============================================================================================================================
                                                                                                                  10,807,329
=============================================================================================================================

HONG KONG--8.40%

Cheung Kong (Holdings) Ltd. (Real Estate
Management & Development)                            (a)                               416,000                     4,472,184
-----------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
Production)                                          (b)                                16,100                     1,123,941
-----------------------------------------------------------------------------------------------------------------------------
Dah Sing Financial Group (Diversified Banks)         (a)                               115,600                       843,446
-----------------------------------------------------------------------------------------------------------------------------

Hutchison Whampoa Ltd. (Industrial Conglomerates)    (a)                               315,000                     3,066,544
-----------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
Management & Development)                            (a)                               300,000                     3,085,947
-----------------------------------------------------------------------------------------------------------------------------

Techtronic Industries Co. Ltd. (Household
Appliances)                                          (a)                             1,069,500                     2,651,780
-----------------------------------------------------------------------------------------------------------------------------
Wing Hang Bank Ltd. (Diversified Banks)              (a)                               361,000                     2,571,008
=============================================================================================================================
                                                                                                                  17,814,850
=============================================================================================================================



APG-QTR-1                             F-2


                                                                                                                     MARKET
                                                                                     SHARES                           VALUE
=============================================================================================================================
INDIA--9.19%

Bharat Forge Ltd. (Auto Parts & Equipment)                                             370,125               $     2,613,624
-----------------------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd. (Diversified Banks)                   (a)                               196,400                     3,087,368
-----------------------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Diversified Banks)                                                  17,500                       889,000
-----------------------------------------------------------------------------------------------------------------------------

Hotel Leelaventure Ltd. (Hotels, Resorts & Cruise
Lines)                                               (a)                               350,000                     1,728,324
-----------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd. (Thrifts &
Mortgage Finance)                                    (a)                               140,300                     2,976,414
-----------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting & Other
Services)                                            (a)                                79,528                     4,151,812
-----------------------------------------------------------------------------------------------------------------------------
Maruti Udyog Ltd. (Automobile Manufacturers)         (a)(c)                            141,000                     1,563,109
-----------------------------------------------------------------------------------------------------------------------------
Tata Motors Ltd. (Construction, Farm Machinery &
Heavy Trucks)                                        (a)                                76,000                       840,877
-----------------------------------------------------------------------------------------------------------------------------
Wockhardt Ltd. (Pharmaceuticals)                     (a)                               161,700                     1,633,342
=============================================================================================================================
                                                                                                                  19,483,870
=============================================================================================================================

INDONESIA--1.08%

PT Telekomunikasi Indonesia-Series B (Integrated
Telecommunication Services)                          (a)                             4,016,000                     2,292,460
=============================================================================================================================

MALAYSIA--3.28%

IOI Corp. Berhad (Agricultural Products)             (a)                               622,000                     1,823,353
-----------------------------------------------------------------------------------------------------------------------------
Maxis Communications Berhad (Wireless
Telecommunication Services)                          (a)                               955,000                     2,544,289
-----------------------------------------------------------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)               (a)                               598,000                     1,179,841
-----------------------------------------------------------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management &
Development)                                                                         1,225,000                     1,404,479
=============================================================================================================================
                                                                                                                   6,951,962
=============================================================================================================================

NETHERLANDS--0.50%

Hardie (James) Industries N.V. (Construction
Materials)                                           (a)                               159,500                     1,064,096
=============================================================================================================================

PHILIPPINES--2.57%

Philippine Long Distance Telephone Co.
(Integrated Telecommunication Services)              (a)                               161,000                     4,653,153
-----------------------------------------------------------------------------------------------------------------------------
SM Prime Holdings (Real Estate Management &
Development)                                         (a)                             6,078,900                       800,026
=============================================================================================================================
                                                                                                                   5,453,179
=============================================================================================================================

SINGAPORE--5.70%

Citiraya Industries Ltd. (Environmental &
Facilities Services)                                 (c)(e)(f)                       2,178,000                            13
-----------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd. (Diversified Banks)          (a)                               177,000                     1,707,621
-----------------------------------------------------------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial Conglomerates)         (a)                               510,000                     3,843,526
-----------------------------------------------------------------------------------------------------------------------------
Keppel Land Ltd. (Real Estate Management &
Development)                                         (a)                               884,000                     1,709,494
-----------------------------------------------------------------------------------------------------------------------------

SembCorp Logistics Ltd. (Marine Ports & Services)                                      690,661                       755,297
-----------------------------------------------------------------------------------------------------------------------------



APG-QTR-1                             F-3

                                                                                                                     MARKET
                                                                                     SHARES                           VALUE
=============================================================================================================================
SINGAPORE--(CONTINUED)

Singapore Airlines Ltd. (Airlines)                   (a)                               317,000               $     2,260,399
-----------------------------------------------------------------------------------------------------------------------------
Sunningdale Tech Ltd. (Industrial Machinery)         (a)                             2,037,960                       862,254
-----------------------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified Banks)        (a)                               103,000                       933,970
-----------------------------------------------------------------------------------------------------------------------------
United Overseas Land Ltd. (Real Estate Management
& Development)                                       (a)                                10,300                        14,539
=============================================================================================================================
                                                                                                                  12,087,113
=============================================================================================================================

SOUTH KOREA--17.39%

Cheil Communications Inc. (Advertising)              (a)                                11,170                     2,175,467
-----------------------------------------------------------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)                    (a)                                50,330                     3,503,790
-----------------------------------------------------------------------------------------------------------------------------
Core Logic Inc. (Semiconductors)                     (a)                                19,090                       647,330
-----------------------------------------------------------------------------------------------------------------------------
Daekyo Co., Ltd. (Publishing)                        (a)                                15,800                     1,069,903
-----------------------------------------------------------------------------------------------------------------------------
Gravity Co. Ltd.-ADR (Casinos & Gaming)              (c)                               243,300                     1,919,637
-----------------------------------------------------------------------------------------------------------------------------
Hana Bank (Diversified Banks)                        (e)(f)                            102,900                     3,272,314
-----------------------------------------------------------------------------------------------------------------------------
Hankook Tire Co. Ltd. (Tires & Rubber)               (a)                               118,700                     1,473,807
-----------------------------------------------------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd. (Department
Stores)                                              (a)                                74,400                     3,929,242
-----------------------------------------------------------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd. (Construction,
Farm Machinery & Heavy Trucks)                       (a)                                35,660                     2,198,615
-----------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. (Automobile Manufacturers)         (a)                                19,000                     1,307,280
-----------------------------------------------------------------------------------------------------------------------------
Kiryung Electronics Co., Ltd. (Communications
Equipment)                                           (a)                               223,000                     1,528,407
-----------------------------------------------------------------------------------------------------------------------------
KT Freetel Co., Ltd. (Wireless Telecommunication
Services)                                            (a)                                55,200                     1,456,308
-----------------------------------------------------------------------------------------------------------------------------
LG.Philips LCD Co., Ltd.-ADR (Electronic
Equipment Manufacturers)                             (b)(c)                             65,000                     1,496,300
-----------------------------------------------------------------------------------------------------------------------------
Nong Shim Holdings Co., Ltd. (Packaged Foods &
Meats)                                               (a)                                17,800                     1,671,460
-----------------------------------------------------------------------------------------------------------------------------
POSCO-ADR (Steel)                                                                       28,100                     1,402,190
-----------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
Equipment Manufacturers)                             (a)                                 7,720                     4,230,720
-----------------------------------------------------------------------------------------------------------------------------

Shinsegae Co., Ltd. (Hypermarkets & Super
Centers)                                             (a)                                 4,100                     1,444,641
-----------------------------------------------------------------------------------------------------------------------------
STX Shipbuilding Co., Ltd. (Construction, Farm
Machinery & Heavy Trucks)                            (a)                                45,000                       942,687
-----------------------------------------------------------------------------------------------------------------------------

Woongjin Coway Co., Ltd. (Housewares &
Specialties)                                         (a)                                68,500                     1,200,357
=============================================================================================================================
                                                                                                                  36,870,455
=============================================================================================================================

TAIWAN--7.97%

Asia Optical Co., Inc. (Photographic Products)       (a)                               300,922                     2,135,504
-----------------------------------------------------------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer Storage &
Peripherals)                                         (a)(c)                            464,600                     4,089,141
-----------------------------------------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.
(Diversified Banks)                                  (a)                             1,520,667                     1,605,094
-----------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (Electronic
Manufacturing Services)                              (a)                               618,625                     3,465,275
-----------------------------------------------------------------------------------------------------------------------------

Hotai Motor Co. Ltd. (Automobile Manufacturers)      (a)                               619,000                     1,550,829
-----------------------------------------------------------------------------------------------------------------------------



APG-QTR-1                             F-4


                                                                                                                     MARKET
                                                                                     SHARES                           VALUE
=============================================================================================================================
TAIWAN--(CONTINUED)

Novatek Microelectronics Corp., Ltd.
(Semiconductors)                                     (a)                               196,818               $       823,965
-----------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
(Semiconductors)                                     (a)                             1,937,238                     3,223,874
=============================================================================================================================
                                                                                                                  16,893,682
=============================================================================================================================

THAILAND--3.92%

Kasikornbank PCL (Diversified Banks)                 (a)                             2,063,000                     2,965,880
-----------------------------------------------------------------------------------------------------------------------------

Siam Cement PCL (The) (Construction Materials)       (a)                               236,000                     1,384,820
-----------------------------------------------------------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified Banks)         (a)                             2,667,000                     3,115,105
-----------------------------------------------------------------------------------------------------------------------------
Thai Oil PCL (Oil & Gas Refining & Marketing)        (a)                               592,000                       845,799
=============================================================================================================================
                                                                                                                   8,311,604
=============================================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $129,706,523)                                                                                              196,748,708
=============================================================================================================================

MONEY MARKET FUNDS--2.89%

Liquid Assets Portfolio-Institutional Class          (g)                             3,060,107                     3,060,107
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class             (g)                             3,060,107                     3,060,107
=============================================================================================================================

Total Money Market Funds (Cost $6,120,214)                                                                         6,120,214
=============================================================================================================================
TOTAL INVESTMENTS--95.69% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $135,826,737)                                                                                      202,868,922
=============================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--4.31%

Liquid Assets Portfolio-Institutional Class          (g)(h)                          4,567,776                     4,567,776
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class             (g)(h)                          4,567,776                     4,567,776
=============================================================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost
$9,135,552)                                                                                                        9,135,552
=============================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $144,962,289)                                                           $      212,004,474
=============================================================================================================================

APG-QTR-1                             F-5

Investment Abbreviations:


ADR                       American Depositary Receipt

         Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at July 31, 2005 was $174,923,894, which represented 82.51% of the Fund's Total Investments. See Note 1A.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(c)      Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2005 was $2,483,254, which represented 1.17% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at July 31, 2005 was $3,272,327, which represented 1.54% of the Fund's Total Investments.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2005 was $3,272,327, which represented 1.54% of the Fund's Total Investments. See Note 1A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.



         See accompanying notes which are an integral part of this schedule.


APG-QTR-1                             F-6

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.


A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


APG-QTR-1                             F-7

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


APG-QTR-1                             F-8

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.

  INVESTMENTS OF DAILY
  AVAILABLE CASH BALANCES:



                                                                                  CHANGE IN
                                                                                 UNREALIZED
                               MARKET VALUE     PURCHASES      PROCEEDS FROM    APPRECIATION   MARKET VALUE   DIVIDEND    REALIZED
  FUND                           10/31/04        AT COST           SALES       (DEPRECIATION)    07/31/05      INCOME    GAIN (LOSS)
  ==================================================================================================================================
  Liquid Assets
  Portfolio-Institutional
  Class                        $   1,749,008 $   24,867,000 $   (23,555,901)   $          -- $   3,060,107  $    67,613  $        --
  ----------------------------------------------------------------------------------------------------------------------------------
  STIC Prime
  Portfolio-Institutional
  Class                            1,749,008     24,867,000     (23,555,901)              --     3,060,107       68,077           --
  ==================================================================================================================================
     SUBTOTAL                  $   3,498,016 $   49,734,000 $   (47,111,802)   $          -- $   6,120,214  $   135,690  $        --
  ==================================================================================================================================

  INVESTMENTS OF CASH COLLATERAL FROM
  SECURITIES LENDING TRANSACTIONS:


                                                                                  CHANGE IN
                                                                                 UNREALIZED
                               MARKET VALUE     PURCHASES      PROCEEDS FROM    APPRECIATION   MARKET VALUE    DIVIDEND   REALIZED
  FUND                           10/31/04        AT COST           SALES       (DEPRECIATION)    07/31/05       INCOME*  GAIN (LOSS)
  =================================================================================================================================
  Liquid Assets
  Portfolio-Institutional
  Class                        $   2,664,115 $   27,385,866 $   (25,482,205)   $          -- $   4,567,776  $    13,269  $       --
  ----------------------------------------------------------------------------------------------------------------------------------
  STIC Prime
  Portfolio-Institutional          2,664,115     27,385,866     (25,482,205)              --     4,567,776       13,402          --
  Class
  =================================================================================================================================
     SUBTOTAL                  $   5,328,230 $   54,771,732 $   (50,964,410)   $          -- $   9,135,552  $    26,671  $       --
  =================================================================================================================================
     TOTAL                     $   8,826,246 $  104,505,732 $   (98,076,212)   $          -- $  15,255,766  $   162,361  $       --
  =================================================================================================================================

  * Net of compensation to counterparties.


NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

           At July 31, 2005, securities with an aggregate value of $8,113,983 were on loan to brokers. The loans were secured by cash collateral of $9,135,552 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $26,671 for securities lending transactions, which are net of compensation to counterparties.



APG-QTR-1                             F-9

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $64,894,885 and $39,751,561, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
      ========================================================================================================

      Aggregate unrealized appreciation of investment securities                             $     69,851,975
      --------------------------------------------------------------------------------------------------------
      Aggregate unrealized (depreciation) of investment securities                                 (3,440,935)
      ========================================================================================================
      Net unrealized appreciation of investment securities                                   $     66,411,040
      ========================================================================================================
      Cost of investments for tax purposes is $145,593,434.



APG-QTR-1                             F-10

                            AIM EUROPEAN GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              EGR-QTR-1 7/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

                                                                                                       MARKET
                                                                          SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--93.63%
BELGIUM--3.01%
Colruyt N.V. (Food Retail)                       (a)                           68,300             $    9,358,471
-----------------------------------------------------------------------------------------------------------------

InBev N.V. (Brewers)                             (a)                          185,600                  6,895,712
-----------------------------------------------------------------------------------------------------------------

KBC Group N.V. (Diversified Banks)               (a)                          146,855                 11,690,454
=================================================================================================================

                                                                                                      27,944,637
=================================================================================================================


FRANCE--14.17%
BNP Paribas S.A. (Diversified Banks)             (a)                          183,047                 13,204,129
-----------------------------------------------------------------------------------------------------------------

Eiffage S.A. (Construction & Engineering)        (a) (b)                      156,750                 14,389,498
(Acquired 03/03/04-11/02/04; Cost $7,597,104)
-----------------------------------------------------------------------------------------------------------------

Elior (Restaurants)                              (a)                          734,300                  9,828,125
-----------------------------------------------------------------------------------------------------------------

Euler Hermes S.A. (Property & Casualty           (a)                           63,700                  5,247,740
Insurance)
-----------------------------------------------------------------------------------------------------------------

Neopost S.A. (Office Electronics)                (a)                          104,800                  9,744,348
-----------------------------------------------------------------------------------------------------------------

Pernod Ricard S.A. (Distillers & Vintners)       (a) (c)                       45,978                  7,692,891
-----------------------------------------------------------------------------------------------------------------

Sanofi-Aventis (Pharmaceuticals)                 (a)                           96,700                  8,347,271
-----------------------------------------------------------------------------------------------------------------

Societe Generale (Diversified Banks)             (a)                           67,790                  7,398,375
-----------------------------------------------------------------------------------------------------------------

Technip S.A. (Oil & Gas Equipment & Services)    (a) (b)                      153,800                  8,221,887
(Acquired 08/03/04-11/09/04; Cost $5,762,933)
-----------------------------------------------------------------------------------------------------------------

TOTAL S.A. (Integrated Oil & Gas)                (a)                           73,573                 18,398,520
-----------------------------------------------------------------------------------------------------------------

Veolia Environnement (Multi-Utilities)           (a)                          115,900                  4,500,579
-----------------------------------------------------------------------------------------------------------------

Vinci S.A. (Construction & Engineering)          (a)                          197,700                 16,003,486
-----------------------------------------------------------------------------------------------------------------

Vivendi Universal S.A. (Movies &                 (a)                          263,600                  8,370,796
Entertainment)
=================================================================================================================

                                                                                                     131,347,645
=================================================================================================================


GERMANY--8.31%
Adidas-Salomon A.G. (Apparel, Accessories &      (a)                           53,900                  9,747,154
Luxury Goods)
-----------------------------------------------------------------------------------------------------------------

Celesio A.G. (Health Care Distributors)          (a)                           89,200                  7,172,070
-----------------------------------------------------------------------------------------------------------------

Continental A.G. (Tires & Rubber)                (a)                          107,625                  8,331,972
-----------------------------------------------------------------------------------------------------------------

Deutsche Boerse A.G. (Specialized Finance)       (a) (c)                       92,500                  8,104,425
-----------------------------------------------------------------------------------------------------------------

Henkel KGaA-Pfd. (Household Products)            (a)                           48,300                  4,536,876
-----------------------------------------------------------------------------------------------------------------

MAN A.G. (Industrial Machinery)                  (a)                          105,100                  4,885,042
-----------------------------------------------------------------------------------------------------------------

Merck KGaA (Pharmaceuticals)                     (a)                           94,700                  8,414,720
-----------------------------------------------------------------------------------------------------------------

Porsche A.G.-Pfd. (Automobile Manufacturers)     (a)                            6,300                  4,986,231
-----------------------------------------------------------------------------------------------------------------

Puma A.G. Rudolf Dassler Sport (Footwear)        (a) (b)                       83,602                 20,898,320
(Acquired 01/30/02-04/22/02; Cost $2,937,568)
=================================================================================================================

                                                                                                      77,076,810
=================================================================================================================

EGR-QTR-1                              F-1

                                                                                                       MARKET
                                                                          SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------
GREECE--6.07%
EFG Eurobank Ergasias (Diversified Banks)        (a)                          298,400             $    9,545,652
-----------------------------------------------------------------------------------------------------------------

Germanos S.A. (Computer & Electronics Retail)    (a)                          579,800                  9,621,842
-----------------------------------------------------------------------------------------------------------------

OPAP S.A. (Casinos & Gaming) (Acquired           (a) (b)                      476,600                 15,492,414
07/14/03-11/03/04; Cost $6,491,747)
-----------------------------------------------------------------------------------------------------------------

Piraeus Bank S.A. (Diversified Banks)            (a)                          378,700                  7,196,214
-----------------------------------------------------------------------------------------------------------------

Public Power Corp. (Electric Utilities)          (a)                          146,080                  3,643,834
-----------------------------------------------------------------------------------------------------------------

Titan Cement Co. S.A. (Construction Materials)   (a)                          317,300                 10,729,275
=================================================================================================================

                                                                                                      56,229,231
=================================================================================================================


HUNGARY--3.33%
MOL Magyar Olaj-es Gazipari Rt.(Integrated Oil   (a)                           90,500                  9,050,138
& Gas)
-----------------------------------------------------------------------------------------------------------------

OTP Bank Rt. (Diversified Banks)                 (a)                          581,900                 21,852,508
=================================================================================================================

                                                                                                      30,902,646
=================================================================================================================


IRELAND--5.85%
Anglo Irish Bank Corp. PLC (Diversified Banks)   (a)                        1,828,944                 24,580,790
-----------------------------------------------------------------------------------------------------------------

CRH PLC (Construction Materials)                 (a)                          266,341                  7,603,475
-----------------------------------------------------------------------------------------------------------------

DCC PLC (Industrial Conglomerates)                                            431,200                  9,525,570
-----------------------------------------------------------------------------------------------------------------

IAWS Group PLC (Packaged Foods & Meats)          (a)                          373,500                  5,438,502
-----------------------------------------------------------------------------------------------------------------

Independent News & Media PLC (Publishing)        (a)                        2,289,800                  7,045,574
=================================================================================================================

                                                                                                      54,193,911
=================================================================================================================


ITALY--5.47%
Banca Intesa S.p.A. (Diversified Banks)          (a)                          997,800                  4,844,600
-----------------------------------------------------------------------------------------------------------------

Davide Campari-Milano S.p.A. (Distillers &       (a)                        1,264,000                  9,836,808
Vintners)
-----------------------------------------------------------------------------------------------------------------

Eni S.p.A. (Integrated Oil & Gas)                (a)                          725,414                 20,551,665
-----------------------------------------------------------------------------------------------------------------

Lottomatica S.p.A. (Casinos & Gaming)            (a)                          288,000                  9,966,224
-----------------------------------------------------------------------------------------------------------------

Mediaset S.p.A. (Broadcasting & Cable TV)        (a)                          454,800                  5,529,132
=================================================================================================================

                                                                                                      50,728,429
=================================================================================================================


LUXEMBOURG--1.06%
SBS Broadcasting  S.A. (Broadcasting & Cable     (d)                          206,300                  9,859,077
TV)
=================================================================================================================


NETHERLANDS--4.08%
Aalberts Industries N.V. (Industrial             (a)                          252,436                 13,513,948
Conglomerates)
-----------------------------------------------------------------------------------------------------------------

CSM N.V. (Packaged Foods & Meats)                (a)                          235,000                  7,425,156
-----------------------------------------------------------------------------------------------------------------

Koninklijke BAM Groep N.V. (Construction &       (a) (b)                      101,135                  7,185,403
Engineering) (Acquired 03/31/05-05/31/05;
Cost $6,113,071)
-----------------------------------------------------------------------------------------------------------------

Nutreco Holding N.V. (Agricultural Products)     (a)                          115,000                  4,982,162
-----------------------------------------------------------------------------------------------------------------

TNT N.V. (Air Freight & Logistics)               (a)                          184,460                  4,680,078
=================================================================================================================

                                                                                                      37,786,747
=================================================================================================================

EGR-QTR-1                              F-2

                                                                                                       MARKET
                                                                          SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------
NORWAY--2.88%
Aktiv Kapital A.S.A. (Specialized Finance)       (a)                          357,300             $    5,090,867
-----------------------------------------------------------------------------------------------------------------

Schibsted A.S.A. (Publishing)                    (a)                          296,200                  8,087,916
-----------------------------------------------------------------------------------------------------------------

Smedvig A.S.A.-Class A (Oil & Gas Drilling)      (a) (c)                      331,878                  8,068,392
-----------------------------------------------------------------------------------------------------------------

TGS Nopec Geophysical Co. A.S.A. (Oil & Gas      (a) (c) (d)                  182,700                  5,493,722
Equipment & Services)
=================================================================================================================

                                                                                                      26,740,897
=================================================================================================================


RUSSIA--0.87%
AO VimpelCom-ADR (Wireless                       (d)                          210,400                  8,075,152
Telecommunication Services)
=================================================================================================================


SPAIN--5.79%
Banco Santander Central Hispano S.A.             (a)                          449,400                  5,550,590
(Diversified Banks)
-----------------------------------------------------------------------------------------------------------------

Corporacion Mapfre S.A. (Multi-Line Insurance)   (a)                          721,763                 12,048,371
-----------------------------------------------------------------------------------------------------------------

Enagas (Gas Utilities) (Acquired 06/25/02-       (a) (b)                      587,760                 10,274,733
11/19/04; Cost $5,303,178)
-----------------------------------------------------------------------------------------------------------------

Gestevision Telecinco S.A. (Broadcasting & Cable (a) (b)                      193,300                  4,573,217
 TV) (Acquired 06/23/04; Cost $2,347,210)
-----------------------------------------------------------------------------------------------------------------

Grupo Ferrovial, S.A. (Construction &            (a)                          213,748                 15,456,314
Engineering)
-----------------------------------------------------------------------------------------------------------------

Industria de Diseno Textil, S.A. (Apparel Retail)(a) (c)                      216,550                  5,782,025
=================================================================================================================

                                                                                                      53,685,250
=================================================================================================================


SWEDEN--2.15%
Gambro A.B.-Class A (Health Care Services)       (a)                          628,800                  9,150,135
-----------------------------------------------------------------------------------------------------------------

Swedish Match A.B. (Tobacco)                     (a)                          385,800                  4,827,098
-----------------------------------------------------------------------------------------------------------------

Volvo A.B.-Class B (Construction & Farm          (a) (c)                      141,340                  5,912,073
Machinery & Heavy Trucks)
=================================================================================================================

                                                                                                      19,889,306
=================================================================================================================


SWITZERLAND--6.99%
Compagnie Financiere Richemont A.G.-Class A      (a) (e)                      329,230                 11,604,819
(Apparel, Accessories & Luxury Goods)
-----------------------------------------------------------------------------------------------------------------

Rieter Holding A.G. (Auto Parts & Equipment)     (a)                           15,700                  4,738,280
-----------------------------------------------------------------------------------------------------------------

Roche Holding A.G. (Pharmaceuticals)             (a)                          108,450                 14,706,556
-----------------------------------------------------------------------------------------------------------------

Serono S.A.-Class B (Biotechnology)              (a)                            7,010                  4,717,251
-----------------------------------------------------------------------------------------------------------------

Swatch Group A.G. (The)-Class B (Apparel,        (a)                           33,620                  4,822,126
Accessories & Luxury Goods)
-----------------------------------------------------------------------------------------------------------------

Syngenta A.G. (Fertilizers & Agricultural        (a)                          136,930                 14,312,728
Chemicals)
-----------------------------------------------------------------------------------------------------------------

UBS A.G. (Diversified Capital Markets)           (a)                          121,140                  9,924,969
=================================================================================================================

                                                                                                      64,826,729
=================================================================================================================


TURKEY--1.03%
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil &   (a)                          656,918                  9,557,051
Gas Refining, Marketing & Transportation)
=================================================================================================================

EGR-QTR-1                              F-3

                                                                                                       MARKET
                                                                          SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--22.57%
Aviva PLC (Multi-Line Insurance)                 (a)                          574,000             $    6,584,730
-----------------------------------------------------------------------------------------------------------------

Balfour Beatty PLC (Construction &               (a)                        1,766,700                 10,785,835
Engineering)
-----------------------------------------------------------------------------------------------------------------

British Energy Group PLC (Electric Utilities)    (a) (d)                      952,000                  7,190,053
-----------------------------------------------------------------------------------------------------------------

Bunzl PLC (Trading Companies & Distributors)     (a)                          887,988                  8,100,275
-----------------------------------------------------------------------------------------------------------------

Capita Group PLC (Human Resource &               (a)                        1,273,300                  8,083,096
Employment Services)
-----------------------------------------------------------------------------------------------------------------

Enterprise Inns PLC (Restaurants)                (a)                        1,258,580                 18,065,177
-----------------------------------------------------------------------------------------------------------------

Filtrona PLC (Commodity Chemicals)               (d)                        1,101,418                  4,457,427
-----------------------------------------------------------------------------------------------------------------

Homeserve PLC (Diversified Commercial &          (a)                          276,000                  5,122,584
Professional Services)
-----------------------------------------------------------------------------------------------------------------

Imperial Tobacco Group PLC (Tobacco)             (a)                          645,580                 16,602,440
-----------------------------------------------------------------------------------------------------------------

Inchcape PLC (Distributors)                      (a)                          228,530                  8,104,329
-----------------------------------------------------------------------------------------------------------------

International Power PLC (Independent Power       (a)                        2,078,000                  7,734,307
Producers & Energy Traders)
-----------------------------------------------------------------------------------------------------------------

Intertek Group PLC (Diversified Commercial &     (a)                          548,000                  6,853,776
Professional Services)
-----------------------------------------------------------------------------------------------------------------

NETeller PLC (Specialized Finance)               (a) (d)                      333,300                  4,812,520
-----------------------------------------------------------------------------------------------------------------

Next PLC (Department Stores)                     (a)                          193,020                  5,330,818
-----------------------------------------------------------------------------------------------------------------

Punch Taverns PLC (Restaurants)                  (a)                          678,000                  8,914,774
-----------------------------------------------------------------------------------------------------------------

Reckitt Benckiser PLC (Household Products)       (a)                          343,045                 10,288,687
-----------------------------------------------------------------------------------------------------------------

Royal Bank of Scotland Group PLC (Diversified    (a)                          169,543                  5,036,751
Banks)
-----------------------------------------------------------------------------------------------------------------

Shire Pharmaceuticals Group PLC                  (a)                        1,105,300                 12,724,963
(Pharmaceuticals)
-----------------------------------------------------------------------------------------------------------------

Sportingbet PLC (Casinos & Gaming)               (d)                        1,552,900                 10,141,016
-----------------------------------------------------------------------------------------------------------------

T&F Informa PLC (Publishing)                     (a)                        1,713,866                 11,701,878
-----------------------------------------------------------------------------------------------------------------

Tesco PLC (Food Retail)                          (a)                        1,910,235                 10,917,888
-----------------------------------------------------------------------------------------------------------------

Ultra Electronics Holdings PLC (Aerospace &      (a)                          547,110                  8,383,121
Defense)
-----------------------------------------------------------------------------------------------------------------

Vodafone Group PLC (Wireless                     (a)                        3,880,946                  9,996,678
Telecommunication Services)
-----------------------------------------------------------------------------------------------------------------

William Hill PLC (Casinos & Gaming)              (a)                          332,590                  3,364,029
=================================================================================================================

                                                                                                     209,297,152
=================================================================================================================


Total Foreign Stocks & Other Equity Interests                                                        868,140,670
(Cost $581,755,111)
=================================================================================================================


MONEY MARKET FUNDS--3.43%
Liquid Assets Portfolio-Institutional Class      (f)                       15,899,133                 15,899,133
-----------------------------------------------------------------------------------------------------------------

STIC Prime Portfolio-Institutional Class         (f)                       15,899,133                 15,899,133
=================================================================================================================


Total Money Market Funds (Cost $31,798,266)                                                           31,798,266
=================================================================================================================

TOTAL INVESTMENTS--97.06% (excluding                                                                 899,938,936
investments purchased with cash collateral from
securities loaned) (Cost $613,553,377)
=================================================================================================================

EGR-QTR-1                              F-4

                                                                                                       MARKET
                                                                          SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.94%
Liquid Assets Portfolio-Institutional Class      (f) (g)                   27,299,292             $   27,299,292
=================================================================================================================

Total Money Market Funds (purchased with cash                                                         27,299,292
collateral from securities loaned)
(Cost $27,299,292)
=================================================================================================================


TOTAL INVESTMENTS--100.00%  (Cost                                                                 $  927,238,228
$640,852,669)
=================================================================================================================

Investment Abbreviations:

ADR                                             American Depositary Receipt
Pfd.                                            Preferred


Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at July 31, 2005 was $826,082,428, which represented 89.09% of the Fund's Total Investments. See
    Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2005 was $81,035,472, which represented 8.74% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(d) Non-income producing security.

(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

       See accompanying notes which are an integral part of this schedule.

EGR-QTR-1                              F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

EGR-QTR-1                              F-6

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

EGR-QTR-1                              F-7

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      CHANGE IN
                       MARKET                                         UNREALIZED     MARKET                     REALIZED
                       VALUE          PURCHASES       PROCEEDS       APPRECIATION    VALUE       DIVIDEND         GAIN
FUND                  10/31/04         AT COST       FROM SALES     (DEPRECIATION)  07/31/05      INCOME         (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class            $     26,427,712 $    79,058,953 $  (89,587,532) $      --       $ 15,899,133 $   489,496   $     --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class                  26,427,712      79,058,953    (89,587,532)        --         15,899,133     495,945         --
==========================================================================================================================

   SUBTOTAL      $     52,855,424 $   158,117,906 $ (179,175,064) $      --       $ 31,798,266 $   985,441   $     --
==========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                     CHANGE IN
                      MARKET                                         UNREALIZED        MARKET                   REALIZED
                      VALUE            PURCHASES      PROCEEDS      APPRECIATION       VALUE       DIVIDEND*      GAIN
FUND                 10/31/04           AT COST      FROM SALES    (DEPRECIATION)     07/31/05      INCOME       (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class            $       --       $    65,826,520 $  (38,527,228) $      --       $ 27,299,292 $    50,067    $    --
--------------------------------------------------------------------------------------------------------------------------

STIC Prime
Portfolio-
Institutional
Class                  11,605,133     348,824,869   (360,430,002)        --                 --     506,233         --
==========================================================================================================================

   SUBTOTAL      $     11,605,133 $   414,651,389 $ (398,957,230) $      --       $ 27,299,292 $   556,300   $     --
==========================================================================================================================

   TOTAL         $     64,460,557 $   572,769,295 $ (578,132,294) $      --       $ 59,097,558 $ 1,541,741   $     --
==========================================================================================================================

*Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

EGR-QTR-1                              F-8

    At July 31, 2005, securities with an aggregate value of $26,174,722 were on loan to brokers. The loans were secured by cash collateral of $27,229,292 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $556,300 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $340,550,737 and $319,396,003, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $    289,744,520
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (3,547,197)
========================================================================================
Net unrealized appreciation of investment securities                   $    286,197,323
========================================================================================
Cost of investments for tax purposes is $641,040,905.

EGR-QTR-1                              F-9

                        AIM GLOBAL AGGRESSIVE GROWTH FUND
             Quarterly Schedule of Portfolio Holdings o July 31, 2005


[Your goals. Our solutions.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com               GLA-QTR-1 7/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

                                                                                                                        MARKET
                                                                                     SHARES                              VALUE
====================================================================================================================================
FOREIGN STOCKS & OTHER EQUITY
INTERESTS --59.99%

AUSTRALIA--1.42%

Brambles Industries Ltd. (Diversified Commercial &
Professional Services)                                        (a)(b)                      598,000                     $  3,754,241
------------------------------------------------------------------------------------------------------------------------------------
Computershare Ltd. (Data Processing & Outsourced Services)    (a)(b)                      968,000                        4,485,954
------------------------------------------------------------------------------------------------------------------------------------
CSL Ltd. (Biotechnology)                                      (b)                         193,000                        5,077,717
====================================================================================================================================
                                                                                                                        13,317,912
====================================================================================================================================

BERMUDA--1.60%

Esprit Holdings Ltd. (Apparel Retail)                         (b)                       1,430,000                       10,628,310
------------------------------------------------------------------------------------------------------------------------------------
Giordano International Ltd. (Apparel Retail)                  (b)                       5,900,000                        4,392,212
====================================================================================================================================
                                                                                                                        15,020,522
====================================================================================================================================

BRAZIL--1.54%

Lojas Americanas S.A.-Pfd. (General Merchandise Stores)                                   256,200                        5,102,471
------------------------------------------------------------------------------------------------------------------------------------
Natura Cosmeticos S.A. (Personal Products)                                                 95,900                        3,223,529
------------------------------------------------------------------------------------------------------------------------------------
Perdigao S.A.-Pfd. (Packaged Foods & Meats)                                               257,300                        6,047,631
====================================================================================================================================
                                                                                                                        14,373,631
====================================================================================================================================

CANADA--6.51%

Astral Media Inc. (Broadcasting & Cable TV)                                               173,900                        4,475,691
------------------------------------------------------------------------------------------------------------------------------------
Brascan Corp.-Class A (Other Diversified Financial
Services)                                                                                 169,700                        6,327,538
------------------------------------------------------------------------------------------------------------------------------------
Canadian Oil Sands Trust (Oil & Gas Exploration &
Production)                                                                                70,000                        5,946,255
------------------------------------------------------------------------------------------------------------------------------------

PetroKazakhstan Inc.-Class A (Integrated Oil & Gas)                                       208,600                        8,817,324
------------------------------------------------------------------------------------------------------------------------------------
Power Financial Corp. (Other Diversified Financial
Services)                                                                                 263,200                        7,442,607
------------------------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp. (Oil & Gas Drilling)                 (c)                         145,300                        6,150,001
------------------------------------------------------------------------------------------------------------------------------------
Sherritt International Corp. (Diversified Metals & Mining)                              1,282,300                       11,248,797
------------------------------------------------------------------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)
(Acquired 05/16/03-11/18/03; Cost $5,546,847)                 (d)(e)                      316,500                       10,604,288
====================================================================================================================================
                                                                                                                        61,012,501
====================================================================================================================================

CHINA--0.48%

Shanghai Electric Group Co. Ltd.-Class H (Heavy Electrical
Equipment)                                                    (c)                      18,000,000                        4,492,127
====================================================================================================================================

FRANCE--2.14%

Eiffage S.A. (Construction & Engineering)                     (b)                          56,999                        5,232,453
------------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)                    (a)(b)                       49,000                        8,198,522
------------------------------------------------------------------------------------------------------------------------------------
Technip S.A. (Oil & Gas Equipment & Services) (Acquired
08/03/04-11/09/04; Cost $4,530,854)                           (a)(b)(e)                   124,000                        6,628,830
====================================================================================================================================
                                                                                                                        20,059,805
====================================================================================================================================



GLA-QTR-1                             F-1


                                                                                                                        MARKET
                                                                                     SHARES                              VALUE
====================================================================================================================================
GERMANY--4.62%

Adidas-Salomon A.G. (Apparel, Accessories & Luxury Goods)     (b)                          62,000                     $ 11,211,940
------------------------------------------------------------------------------------------------------------------------------------
Celesio A.G. (Health Care Distributors)                       (b)                          85,300                        6,858,493
------------------------------------------------------------------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)                             (b)                          99,140                        7,675,091
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse A.G. (Specialized Finance)                    (b)                          75,200                        6,588,679
------------------------------------------------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
(Acquired 10/29/02-06/02/03; Cost $3,044,701)                 (b)(e)                       43,731                       10,931,610
====================================================================================================================================
                                                                                                                        43,265,813
====================================================================================================================================

GREECE--2.14%

EFG Eurobank Ergasias (Diversified Banks)                     (b)                         190,000                        6,077,995
------------------------------------------------------------------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming)
(Acquired 07/14/03-01/30/04; Cost $5,368,735)                 (b)(e)                      430,000                       13,977,629
====================================================================================================================================
                                                                                                                        20,055,624
====================================================================================================================================

HUNGARY--2.73%

OTP Bank Rt. (Diversified Banks)                              (b)                         681,700                       25,600,369
====================================================================================================================================

IRELAND--3.11%

Anglo Irish Bank Corp. PLC (Diversified Banks)                (b)                       1,554,172                       20,887,887
------------------------------------------------------------------------------------------------------------------------------------
Independent News & Media PLC (Publishing)                     (b)                       2,690,400                        8,278,195
====================================================================================================================================
                                                                                                                        29,166,082
====================================================================================================================================

ITALY--0.47%

Lottomatica S.p.A. (Casinos & Gaming)                         (b)                         127,900                        4,425,973
====================================================================================================================================

JAPAN--6.92%

Daiwa House Industry Co., Ltd. (Homebuilding)                 (b)                         335,000                        3,747,083
------------------------------------------------------------------------------------------------------------------------------------
EXEDY Corp. (Auto Parts & Equipment)                          (a)(b)                      287,400                        5,227,567
------------------------------------------------------------------------------------------------------------------------------------
FANUC Ltd. (Industrial Machinery)                             (b)                          67,700                        4,801,575
------------------------------------------------------------------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)                               (a)(b)                      243,000                        4,777,546
------------------------------------------------------------------------------------------------------------------------------------
Mars Engineering Corp. (Leisure Products)                     (a)(b)                      137,400                        3,783,775
------------------------------------------------------------------------------------------------------------------------------------
NEOMAX Co., Ltd. (Electrical Components & Equipment)          (a)(b)                      231,000                        4,882,088
------------------------------------------------------------------------------------------------------------------------------------
NHK Spring Co., Ltd. (Auto Parts & Equipment)                 (b)                         759,000                        6,089,824
------------------------------------------------------------------------------------------------------------------------------------

Nidec Corp. (Electronic Equipment Manufacturers)              (b)                          44,600                        4,820,417
------------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Gas Co., Ltd. (Electronic Equipment
Manufacturers)                                                (b)                         239,000                        3,580,250
------------------------------------------------------------------------------------------------------------------------------------

OMRON Corp. (Electronic Equipment Manufacturers)              (b)                         189,000                        4,024,231
------------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)                     (b)                         711,000                        4,588,018
------------------------------------------------------------------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile Manufacturers)                 (b)                         318,000                        5,045,855
------------------------------------------------------------------------------------------------------------------------------------
Trend Micro Inc. (Application Software)                       (a)(b)                      111,600                        3,992,151
------------------------------------------------------------------------------------------------------------------------------------

Yamaha Motor Co., Ltd. (Motorcycle Manufacturers)             (a)(b)                      297,100                        5,480,840
====================================================================================================================================
                                                                                                                        64,841,220
====================================================================================================================================



GLA-QTR-1                             F-2


                                                                                                                        MARKET
                                                                                     SHARES                              VALUE
====================================================================================================================================
MEXICO--1.98%

America Movil S.A. de C.V.-Series L-ADR (Wireless
Telecommunication Services)                                   (a)                         261,300                     $  5,816,538
------------------------------------------------------------------------------------------------------------------------------------

Corporacion GEO, S.A. de C.V.-Series B (Homebuilding)         (c)                       1,350,200                        3,737,388
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V (Hypermarkets &
Super Centers)                                                (a)                       2,017,500                        9,026,961
====================================================================================================================================
                                                                                                                        18,580,887
====================================================================================================================================

NETHERLANDS--0.75%

CSM N.V. (Packaged Foods & Meats)                             (b)                         223,000                        7,045,999
====================================================================================================================================

RUSSIA--1.00%

AO VimpelCom-ADR (Wireless Telecommunication Services)        (c)                         243,070                        9,329,027
====================================================================================================================================

SINGAPORE--0.00%

Citiraya Industries Ltd. (Environmental & Facilities
Services)                                                     (d)(f)                    5,946,000                                0
====================================================================================================================================

SOUTH AFRICA--2.89%

Standard Bank Group Ltd. (Diversified Banks)                  (b)                       1,338,442                       14,376,974
------------------------------------------------------------------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated Telecommunication
Services)
(Acquired 11/25/03-05/10/05; Cost $8,154,102)                 (b)(e)                      667,400                       12,727,979
====================================================================================================================================
                                                                                                                        27,104,953
====================================================================================================================================

SOUTH KOREA--1.18%

Kiryung Electronics Co., Ltd. (Communications Equipment)      (b)                         479,000                        3,282,990
------------------------------------------------------------------------------------------------------------------------------------

Shinsegae Co., Ltd. (Hypermarkets & Super Centers)            (b)                          14,200                        5,003,389
------------------------------------------------------------------------------------------------------------------------------------

Woongjin Coway Co., Ltd. (Housewares & Specialties)           (b)                         155,000                        2,716,136
====================================================================================================================================
                                                                                                                        11,002,515
====================================================================================================================================

SPAIN--4.12%

Cintra Concesiones de Infraestructuras de Transporte
S.A. (Highways & Railtracks)
(Acquired 10/26/04-12/17/04; Cost $6,936,449)                 (b)(e)                      665,400                        7,988,749
------------------------------------------------------------------------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line Insurance)                (b)                         456,572                        7,621,544
------------------------------------------------------------------------------------------------------------------------------------
Enagas (Gas Utilities)                                        (b)                         373,000                        6,520,477
------------------------------------------------------------------------------------------------------------------------------------

Gestevision Telecinco S.A. (Broadcasting & Cable TV)          (b)                         181,100                        4,284,582
------------------------------------------------------------------------------------------------------------------------------------

Grupo Ferrovial, S.A. (Construction & Engineering)            (b)                         167,600                       12,119,310
====================================================================================================================================
                                                                                                                        38,534,662
====================================================================================================================================

SWEDEN--1.32%

Gambro A.B.-Class A (Health Care Services)                    (a)(b)                      536,300                        7,804,099
------------------------------------------------------------------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                                  (b)                         367,000                        4,591,873
====================================================================================================================================
                                                                                                                        12,395,972
====================================================================================================================================



GLA-QTR-1                             F-3


                                                                                                                        MARKET
                                                                                     SHARES                              VALUE
====================================================================================================================================

SWITZERLAND--2.04%

Baloise Holding A.G.-Class R (Multi-Line Insurance)           (b)                          70,300                     $  3,666,446
------------------------------------------------------------------------------------------------------------------------------------

Syngenta A.G. (Fertilizers & Agricultural Chemicals)          (b)                         147,600                       15,428,020
====================================================================================================================================
                                                                                                                        19,094,466
====================================================================================================================================

THAILAND--0.45%

Siam Commercial Bank PCL (Diversified Banks)                  (b)                       3,565,000                        4,163,985
====================================================================================================================================

TURKEY--1.28%

Koc Holding A.S. (Industrial Conglomerates)                   (b)                       1,128,284                        5,166,341
------------------------------------------------------------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil & Gas
Refining & Marketing)                                         (b)                         469,743                        6,833,970
====================================================================================================================================
                                                                                                                        12,000,311
====================================================================================================================================

UNITED KINGDOM--9.30%

Amdocs Ltd. (Application Software)                            (c)                         400,000                       11,876,000
------------------------------------------------------------------------------------------------------------------------------------
British Energy Group PLC (Electric Utilities)                 (b)(c)                      723,000                        5,460,513
------------------------------------------------------------------------------------------------------------------------------------
Bunzl PLC (Trading Companies & Distributors)                  (b)                         692,533                        6,317,324
------------------------------------------------------------------------------------------------------------------------------------
Capita Group PLC (Human Resource & Employment Services)       (b)                         885,000                        5,618,110
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                             (b)                       1,488,600                       21,366,796
------------------------------------------------------------------------------------------------------------------------------------
Filtrona PLC (Commodity Chemicals)                            (c)                         843,714                        3,414,501
------------------------------------------------------------------------------------------------------------------------------------
Inchcape PLC (Distributors)                                   (b)                         200,100                        7,096,119
------------------------------------------------------------------------------------------------------------------------------------
International Power PLC (Independent Power Producers &
Energy Traders)                                               (b)                       1,690,000                        6,290,172
------------------------------------------------------------------------------------------------------------------------------------

Shire Pharmaceuticals Group PLC (Pharmaceuticals)             (b)                         789,500                        9,089,260
------------------------------------------------------------------------------------------------------------------------------------
T&F Informa PLC (Publishing)                                  (b)                       1,081,752                        7,385,950
------------------------------------------------------------------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)                           (b)                         311,460                        3,150,306
====================================================================================================================================
                                                                                                                        87,065,051
====================================================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $368,242,271)                                                                                                    561,949,407
====================================================================================================================================




DOMESTIC COMMON STOCKS--28.66%

ADVERTISING--0.42%

Harte-Hanks, Inc.                                                                         145,000                        3,944,000
====================================================================================================================================

AEROSPACE & DEFENSE--1.52%

Precision Castparts Corp.                                                                  85,000                        7,648,300
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                    135,000                        6,588,000
====================================================================================================================================
                                                                                                                        14,236,300
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.60%

V. F. Corp.                                                                                95,000                        5,608,800
====================================================================================================================================

APPLICATION SOFTWARE--0.51%

Citrix Systems, Inc.                                          (a)(c)                      200,000                        4,766,000
====================================================================================================================================



GLA-QTR-1                             F-4


                                                                                                                        MARKET
                                                                                     SHARES                              VALUE
====================================================================================================================================
ASSET MANAGEMENT & CUSTODY BANKS--0.53%

Legg Mason, Inc.                                                                           48,500                     $  4,954,275
====================================================================================================================================

AUTOMOTIVE RETAIL--0.59%

Advance Auto Parts, Inc.                                      (c)                          80,000                        5,516,800
====================================================================================================================================

BROADCASTING & CABLE TV--0.34%

XM Satellite Radio Holdings Inc.-Class A                      (c)                          90,000                        3,206,700
====================================================================================================================================

CASINOS & GAMING--1.01%

GTECH Holdings Corp.                                                                      316,900                        9,494,324
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--0.27%

Comverse Technology, Inc.                                     (c)                         100,000                        2,529,000
====================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.54%

Oshkosh Truck Corp.                                                                        60,000                        5,088,000
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.68%

Alliance Data Systems Corp.                                   (a)(c)                      150,000                        6,385,500
====================================================================================================================================

DEPARTMENT STORES--0.83%

Nordstrom, Inc.                                               (a)                         210,000                        7,772,100
====================================================================================================================================

DISTILLERS & VINTNERS--0.47%

Constellation Brands, Inc.-Class A                            (c)                         160,000                        4,384,000
====================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.69%

Amphenol Corp.-Class A                                                                    145,000                        6,458,300
====================================================================================================================================

HEALTH CARE EQUIPMENT--1.90%

Bard (C.R.), Inc.                                                                          95,000                        6,345,050
------------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                          (c)                          90,000                        6,034,500
------------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                  (a)(c)                      138,000                        5,417,880
====================================================================================================================================
                                                                                                                        17,797,430
====================================================================================================================================

HEALTH CARE FACILITIES--0.63%

Community Health Systems, Inc.                                (c)                         152,500                        5,888,025
====================================================================================================================================

HEALTH CARE SERVICES--1.12%

Express Scripts, Inc.                                         (c)                          90,000                        4,707,000
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings                          (c)                         115,000                        5,827,050
====================================================================================================================================
                                                                                                                        10,534,050
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.58%

Hilton Hotels Corp.                                                                       220,000                        5,445,000
====================================================================================================================================

HOUSEHOLD PRODUCTS--0.26%

Energizer Holdings, Inc.                                      (c)                          37,500                        2,396,250
====================================================================================================================================



GLA-QTR-1                             F-5


                                                                                                                        MARKET
                                                                                     SHARES                              VALUE
====================================================================================================================================
INDUSTRIAL CONGLOMERATES--0.71%

Textron Inc.                                                                               90,000                     $  6,675,300
====================================================================================================================================

INTERNET SOFTWARE & SERVICES--0.49%

VeriSign, Inc.                                                (a)(c)                      175,000                        4,604,250
====================================================================================================================================

LEISURE PRODUCTS--0.50%

Brunswick Corp.                                                                           100,000                        4,656,000
====================================================================================================================================

MANAGED HEALTH CARE--1.75%

Health Net, Inc.                                              (c)                         100,000                        3,880,000
------------------------------------------------------------------------------------------------------------------------------------
Humana Inc.                                                   (c)                         165,000                        6,575,250
------------------------------------------------------------------------------------------------------------------------------------
WellChoice Inc.                                               (c)                          90,000                        5,940,000
====================================================================================================================================
                                                                                                                        16,395,250
====================================================================================================================================

MULTI-LINE INSURANCE--0.85%

Assurant, Inc.                                                                            130,000                        4,803,500
------------------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                              112,500                        3,118,500
====================================================================================================================================
                                                                                                                         7,922,000
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.57%

BJ Services Co.                                                                           140,500                        8,569,095
------------------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.                                   (a)(c)                      117,000                        6,124,950
====================================================================================================================================
                                                                                                                        14,694,045
====================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.64%

Newfield Exploration Co.                                      (c)                         140,000                        5,948,600
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.58%

Alliance Capital Management Holding L.P.                                                  120,000                        5,463,600
====================================================================================================================================

PERSONAL PRODUCTS--0.50%

Nu Skin Enterprises, Inc.-Class A                                                        200,000                        4,724,000
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.47%

Safeco Corp.                                                                               80,000                        4,395,200
====================================================================================================================================

REGIONAL BANKS--0.66%

Bank of Hawaii Corp.                                                                      120,000                        6,162,000
====================================================================================================================================

RESTAURANTS--1.30%

Darden Restaurants, Inc.                                                                  155,000                        5,378,500
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                             (a)                         130,000                        6,805,500
====================================================================================================================================
                                                                                                                        12,184,000
====================================================================================================================================

SEMICONDUCTORS--1.60%

Microchip Technology Inc.                                     (a)                         225,000                        6,990,750
------------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                  (a)                         325,000                        8,030,750
====================================================================================================================================
                                                                                                                        15,021,500
====================================================================================================================================



GLA-QTR-1                             F-6


                                                                                                                        MARKET
                                                                                     SHARES                              VALUE
====================================================================================================================================
SPECIALIZED FINANCE--0.48%

Chicago Mercantile Exchange Holdings Inc.                     (a)                          15,000                     $  4,515,750
====================================================================================================================================

SPECIALTY CHEMICALS--0.63%

Ecolab Inc.                                                   (a)                         175,000                        5,876,500
====================================================================================================================================

SPECIALTY STORES--0.80%

Office Depot, Inc.                                            (c)                         265,000                        7,520,700
====================================================================================================================================

SYSTEMS SOFTWARE--0.64%

McAfee Inc.                                                   (c)                         190,000                        5,966,000
====================================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.45%

Ingram Micro Inc.-Class A                                     (a)(c)                      225,000                        4,194,000
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.55%

Radian Group Inc.                                                                         100,000                        5,158,000
====================================================================================================================================


Total Domestic Common Stocks
(Cost $218,453,946)                                                                                                    268,481,549
====================================================================================================================================


MONEY MARKET FUNDS--2.14%

Liquid Assets Portfolio-Institutional Class                   (g)                      10,037,005                       10,037,005
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                      (g)                      10,037,005                       10,037,005
====================================================================================================================================

Total Money Market Funds (Cost $20,074,010)                                                                             20,074,010
====================================================================================================================================
TOTAL INVESTMENTS--90.79% (excluding investments purchased                                                             850,504,966
with cash collateral from securities loaned) (Cost
$606,770,227)
====================================================================================================================================


INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--9.21%

Liquid Assets Portfolio-Institutional Class                   (g)(h)                   43,138,576                       43,138,576
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                      (g)(h)                   43,138,577                       43,138,577
====================================================================================================================================

Total Money Market Funds (purchased with cash collateral
from securities loaned)
(Cost $86,277,153)                                                                                                      86,277,153
====================================================================================================================================


TOTAL INVESTMENTS--100.00%
(Cost $693,047,380)                                                                                                  $ 936,782,119
====================================================================================================================================



GLA-QTR-1                             F-7

     Investment Abbreviations:


     ADR- American Depositary Receipt
     Pfd.- Preferred


     Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at July 31, 2005 was $438,870,733 which represented 46.85% of the Fund's Total Investments. See
     Note 1A.

(c)  Non-income producing security.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2005 was $10,604,288, which represented 1.13% of the Fund's Total Investments. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2005 was $62,859,085, which represented 6.71% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities. The market value of this security considered illiquid at July 31, 2005 represented 0% of the Fund's Total Investments.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


     See accompanying notes which are an integral part of this schedule.


GLA-QTR-1                             F-8

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


GLA-QTR-1                             F-9

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.



GLA-QTR-1                             F-10

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.


 INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      CHANGE IN
                                                                      UNREALIZED        MARKET
                    MARKET VALUE    PURCHASES         PROCEEDS       APPRECIATION        VALUE         DIVIDEND       REALIZED
 FUND                 10/31/04       AT COST         FROM SALES     (DEPRECIATION)      07/31/05        INCOME       GAIN (LOSS)
 ===================================================================================================================================
 Liquid Assets
 Portfolio-
 Institutional
 Class            $   1,521,179   $  115,493,404  $ (106,977,578)  $     --         $  10,037,005   $   188,864    $     --
 -----------------------------------------------------------------------------------------------------------------------------------
 STIC Prime
 Portfolio-
 Institutional
 Class                1,521,179      115,493,404    (106,977,578)        --             10,037,005       190,302         --
 ===================================================================================================================================
    SUBTOTAL      $   3,042,358   $  230,986,808  $ (213,955,156)  $     --         $   20,074,010   $   379,166    $    --
 ===================================================================================================================================


 INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                      CHANGE IN
                                                                      UNREALIZED        MARKET
                    MARKET VALUE    PURCHASES         PROCEEDS       APPRECIATION        VALUE         DIVIDEND       REALIZED
 FUND                 10/31/04       AT COST         FROM SALES     (DEPRECIATION)      07/31/05        INCOME*      GAIN (LOSS)
 ===================================================================================================================================
 Liquid Assets
 Portfolio-
 Institutional
 Class            $   76,343,445  $  223,303,125  $ (256,507,994)  $     --         $  43,138,576   $   133,203    $     --
 -----------------------------------------------------------------------------------------------------------------------------------
 STIC Prime
 Portfolio-
 Institutional
 Class               76,343,445      222,369,045    (255,573,913)        --            43,138,577       134,670          --
 ===================================================================================================================================
    SUBTOTAL      $ 152,686,890   $  445,672,170  $ (512,081,907)  $     --         $  86,277,153   $   267,873    $     --
 ===================================================================================================================================
    TOTAL         $ 155,729,248   $  676,658,978  $ (726,037,063)  $     --         $ 106,351,163   $   647,039    $     --
 ===================================================================================================================================

 * Net of compensation to counterparties.


GLA-QTR-1                             F-11

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

            At July 31, 2005, securities with an aggregate value of $83,848,176 were on loan to brokers. The loans were secured by cash collateral of $86,277,153 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $267,873 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $440,037,326 and $566,403,441, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


                       UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
              ===================================================================================================================

              Aggregate unrealized appreciation of investment securities                                        $    250,963,870
              -------------------------------------------------------------------------------------------------------------------
              Aggregate unrealized (depreciation) of investment securities                                            (7,295,699)
              ===================================================================================================================
              Net unrealized appreciation of investment securities                                              $    243,668,171
              ===================================================================================================================
              Cost of investments for tax purposes is $693,113,948.



GLA-QTR-1                             F-12

                             AIM GLOBAL GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005





[Your goals. Our solutions.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--



AIMinvestments.com               GLG-QTR-1 7/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)


                                                                                                                MARKET
                                                                               SHARES                            VALUE
==============================================================================================================================
FOREIGN STOCKS & OTHER EQUITY INTERESTS--61.31%

AUSTRALIA--1.86%

BHP Billiton Ltd. (Diversified Metals & Mining)                (a)                295,900                   $       4,363,768
------------------------------------------------------------------------------------------------------------------------------

Promina Group Ltd. (Property & Casualty Insurance)             (a)                532,000                           2,004,320
------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty Insurance)       (a)                224,300                           2,859,086
==============================================================================================================================
                                                                                                                    9,227,174
==============================================================================================================================

BELGIUM--1.51%

InBev N.V. (Brewers)                                           (a)                 94,500                           3,511,017
------------------------------------------------------------------------------------------------------------------------------
KBC Group N.V. (Diversified Banks)                             (a)(b)              49,950                           3,976,291
==============================================================================================================================
                                                                                                                    7,487,308
==============================================================================================================================

BERMUDA--0.99%

Marvell Technology Group Ltd. (Semiconductors)                 (c)                 35,000                           1,529,150
------------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd. (Oil & Gas Drilling)                   (c)                 24,000                           1,570,800
------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Industrial Conglomerates)                                 60,000                           1,828,200
==============================================================================================================================
                                                                                                                    4,928,150
==============================================================================================================================

BRAZIL--0.88%

Companhia de Bebidas das Americas-ADR (Brewers)                (b)                 24,100                             597,680
------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas-Pfd.-ADR (Brewers)           (b)                120,500                           3,748,755
==============================================================================================================================
                                                                                                                    4,346,435
==============================================================================================================================

CANADA--2.41%

Manulife Financial Corp. (Life & Health Insurance)             (b)                104,500                           5,245,058
------------------------------------------------------------------------------------------------------------------------------
Power Corp. of Canada (Other Diversified Financial
Services)                                                      (b)                114,000                           3,068,121
------------------------------------------------------------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)                                         73,900                           3,618,643
==============================================================================================================================
                                                                                                                   11,931,822
==============================================================================================================================

FRANCE--10.01%

BNP Paribas S.A. (Diversified Banks)                           (a)(b)              94,030                           6,782,871
------------------------------------------------------------------------------------------------------------------------------

Bouygues S.A. (Wireless Telecommunication Services)            (a)(b)              94,700                           4,136,862
------------------------------------------------------------------------------------------------------------------------------
Lafarge S.A. (Construction Materials)                          (a)(b)              28,772                           2,721,338
------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)                     (a)(b)              22,070                           3,692,681
------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)                               (a)(b)              44,100                           3,806,770
------------------------------------------------------------------------------------------------------------------------------
Societe Generale (Diversified Banks)                           (a)(b)              48,870                           5,333,509
------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A. (Integrated Oil & Gas)                              (a)(b)              33,759                           8,442,168
------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement (Multi-Utilities)                         (a)(b)              54,600                           2,120,204
------------------------------------------------------------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)                        (a)(b)             107,860                           8,731,088
------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal S.A. (Movies & Entertainment)                (a)                122,300                           3,883,719
==============================================================================================================================
                                                                                                                   49,651,210
==============================================================================================================================



GLG-QTR-1                             F-1


                                                                                                                MARKET
                                                                               SHARES                            VALUE
==============================================================================================================================
GERMANY--3.34%

Adidas-Salomon A.G. (Apparel, Accessories & Luxury Goods)      (a)(b)              33,850                   $       6,121,358
------------------------------------------------------------------------------------------------------------------------------
Henkel KGaA-Pfd. (Household Products)                          (a)(b)              22,700                           2,132,238
------------------------------------------------------------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)                                (a)                 48,200                           2,240,333
------------------------------------------------------------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)                                   (a)                 41,600                           3,696,434
------------------------------------------------------------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)                   (a)                  3,000                           2,374,396
==============================================================================================================================
                                                                                                                   16,564,759
==============================================================================================================================

GREECE--1.98%

EFG Eurobank Ergasias (Diversified Banks)                      (a)                102,000                           3,262,924
------------------------------------------------------------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming)                                   (a)                201,700                           6,556,483
==============================================================================================================================
                                                                                                                    9,819,407
==============================================================================================================================

HONG KONG--1.12%

Cheung Kong (Holdings) Ltd. (Real Estate Management &
Development)                                                   (a)                323,000                           3,472,393
------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate Management &
Development)                                                   (a)(b)             203,000                           2,088,157
==============================================================================================================================
                                                                                                                    5,560,550
==============================================================================================================================

HUNGARY--0.47%

OTP Bank Rt. (Diversified Banks)                               (a)                 62,000                           2,328,331
==============================================================================================================================

INDIA--1.05%

Infosys Technologies Ltd.-ADR (IT Consulting & Other
Services)                                                      (b)                   73,200                           5,210,376
==============================================================================================================================

IRELAND--2.79%

Allied Irish Banks PLC (Diversified Banks)                                        137,300                           2,971,479
------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC (Diversified Banks)                 (a)                503,960                           6,773,162
------------------------------------------------------------------------------------------------------------------------------
CRH PLC (Construction Materials)                               (a)                143,534                           4,097,593
==============================================================================================================================
                                                                                                                   13,842,234
==============================================================================================================================

ISRAEL--0.62%

Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                                                  97,160                           3,050,824
==============================================================================================================================

ITALY--3.16%

Banca Intesa S.p.A. (Diversified Banks)                        (a)                357,000                           1,733,335
------------------------------------------------------------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                              (a)(b)             350,700                           9,935,663
------------------------------------------------------------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable TV)                      (a)(b)             330,100                           4,013,119
==============================================================================================================================
                                                                                                                   15,682,117
==============================================================================================================================

JAPAN--5.97%

Canon Inc. (Office Electronics)                                (a)                 40,100                           1,972,022
------------------------------------------------------------------------------------------------------------------------------

Hoya Corp. (Electronic Equipment Manufacturers)                (a)                 50,200                           6,175,814
------------------------------------------------------------------------------------------------------------------------------

Keyence Corp. (Electronic Equipment Manufacturers)             (a)                 22,200                           5,315,782
------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)                        (a)                 59,000                           3,228,327
------------------------------------------------------------------------------------------------------------------------------
ORIX Corp. (Consumer Finance)                                  (a)                 12,300                           1,816,218
------------------------------------------------------------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)                               (a)                 21,000                           2,376,762
------------------------------------------------------------------------------------------------------------------------------

Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)               (a)                 50,500                           2,579,513
------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)                  (a)                 88,400                           3,341,290
------------------------------------------------------------------------------------------------------------------------------
Trend Micro Inc. (Application Software)                        (a)(b)              78,600                           2,811,676
==============================================================================================================================
                                                                                                                   29,617,404
==============================================================================================================================



GLG-QTR-1                             F-2


                                                                                                                MARKET
                                                                               SHARES                            VALUE
==============================================================================================================================
MEXICO--1.33%

Grupo Televisa, S.A.-ADR (Broadcasting & Cable TV)                                 32,900                   $       2,170,413
------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
(Hypermarkets & Super Centers)                                                    989,200                           4,426,007
==============================================================================================================================
                                                                                                                    6,596,420
==============================================================================================================================

NETHERLANDS--1.03%

DSM N.V. (Specialty Chemicals)                                 (a)                 43,400                           3,298,302
------------------------------------------------------------------------------------------------------------------------------
TNT N.V. (Air Freight & Logistics)                             (a)(b)              70,300                           1,783,636
==============================================================================================================================
                                                                                                                    5,081,938
==============================================================================================================================

SINGAPORE--0.93%

DBS Group Holdings Ltd. (Diversified Banks)                    (a)                238,000                           2,296,123
------------------------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)                             (a)                324,000                           2,310,313
==============================================================================================================================
                                                                                                                    4,606,436
==============================================================================================================================

SOUTH KOREA--1.71%

Hyundai Motor Co. (Automobile Manufacturers)                   (a)                 27,000                           1,857,714
------------------------------------------------------------------------------------------------------------------------------
LG.Philips LCD Co., Ltd.-ADR (Electronic Equipment
Manufacturers)                                                 (b)(c)             122,000                           2,808,440
------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic Equipment
Manufacturers)                                                 (a)                  7,000                           3,836,145
==============================================================================================================================
                                                                                                                    8,502,299
==============================================================================================================================

SPAIN--1.76%

ACS, Actividades de Construccion y Servicios, S.A.
(Construction & Engineering)                                   (a)(b)             117,800                           3,402,462
------------------------------------------------------------------------------------------------------------------------------
Banco Santander Central Hispano S.A. (Diversified
Banks)                                                         (a)                212,300                           2,622,141
------------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel Retail)              (a)(b)             102,100                           2,726,136
==============================================================================================================================
                                                                                                                    8,750,739
==============================================================================================================================

SWEDEN--0.69%

Volvo A.B.-Class B (Construction & Farm Machinery &
Heavy Trucks)                                                  (a)(b)              81,600                           3,413,225
==============================================================================================================================

SWITZERLAND--6.67%

Alcon, Inc. (Health Care Supplies)                                                 43,000                           4,925,650
------------------------------------------------------------------------------------------------------------------------------
Compagnie Financiere Richemont A.G.-Class A
(Apparel, Accessories & Luxury Goods)                          (a)(c)             146,400                           5,160,361
------------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                           (a)                 49,850                           6,759,998
------------------------------------------------------------------------------------------------------------------------------
Serono S.A.-Class B (Biotechnology)                            (a)                  3,330                           2,240,863
------------------------------------------------------------------------------------------------------------------------------

Syngenta A.G. (Fertilizers & Agricultural Chemicals)           (a)(c)              70,210                           7,338,762
------------------------------------------------------------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)                         (a)                 80,930                           6,630,574
==============================================================================================================================
                                                                                                                   33,056,208
==============================================================================================================================



GLG-QTR-1                             F-3


                                                                                                                MARKET
                                                                               SHARES                            VALUE
==============================================================================================================================
TAIWAN--0.29%

Taiwan Semiconductor Manufacturing Co. Ltd.
(Semiconductors)                                               (a)                855,747                   $       1,424,100
==============================================================================================================================

UNITED KINGDOM--8.74%

Amdocs Ltd. (Application Software)                             (c)                 88,000                           2,612,720
------------------------------------------------------------------------------------------------------------------------------
Aviva PLC (Multi-Line Insurance)                               (a)                362,984                           4,164,028
------------------------------------------------------------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)                                  (a)                203,200                           2,234,948
------------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)                           (a)                288,470                           7,418,609
------------------------------------------------------------------------------------------------------------------------------
Next PLC (Department Stores)                                   (a)                130,200                           3,595,858
------------------------------------------------------------------------------------------------------------------------------
O2 PLC (Wireless Telecommunication Services)                   (c)              1,575,100                           3,855,101
------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)                     (a)                188,780                           5,661,935
------------------------------------------------------------------------------------------------------------------------------

Royal Bank of Scotland Group PLC (Diversified Banks)           (a)                 86,403                           2,566,844
------------------------------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)                                        (a)              1,185,369                           6,774,939
------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Telecommunication
Services)                                                      (a)              1,722,630                           4,437,211
==============================================================================================================================
                                                                                                                   43,322,193
==============================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost
$207,143,293)                                                                                                     304,001,659
==============================================================================================================================

DOMESTIC COMMON STOCKS--23.79%

ADVERTISING--0.31%

Omnicom Group Inc.                                                                 18,000                           1,527,660
==============================================================================================================================

AEROSPACE & DEFENSE--0.45%

Lockheed Martin Corp.                                                              36,000                           2,246,400
==============================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.32%

Legg Mason, Inc.                                                                   15,500                           1,583,325
==============================================================================================================================

BIOTECHNOLOGY--0.43%

Gilead Sciences, Inc.                                          (c)                 48,000                           2,150,880
==============================================================================================================================

COMMUNICATIONS EQUIPMENT--1.15%

Cisco Systems, Inc.                                            (c)                110,000                           2,106,500
------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                     96,000                           2,033,280
------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                      40,000                           1,579,600
==============================================================================================================================
                                                                                                                    5,719,380
==============================================================================================================================

COMPUTER HARDWARE--1.58%

Apple Computer, Inc.                                           (c)                 30,000                           1,279,500
------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                                      (c)                162,000                           6,556,140
==============================================================================================================================
                                                                                                                    7,835,640
==============================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.50%

EMC Corp.                                                      (c)                180,000                           2,464,200
==============================================================================================================================

CONSUMER FINANCE--0.29%

SLM Corp.                                                                          28,000                           1,441,720
==============================================================================================================================



GLG-QTR-1                             F-4


                                                                                                                MARKET
                                                                               SHARES                            VALUE
==============================================================================================================================
DEPARTMENT STORES--0.80%

Federated Department Stores, Inc.                                                  27,000                   $       2,048,490
------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                    52,000                           1,924,520
==============================================================================================================================
                                                                                                                    3,973,010
==============================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.60%

Cendant Corp.                                                                     139,000                           2,969,040
==============================================================================================================================

DIVERSIFIED METALS & MINING--0.28%

Phelps Dodge Corp.                                                                 13,000                           1,383,850
==============================================================================================================================

DRUG RETAIL--0.25%

CVS Corp.                                                                          40,000                           1,241,200
==============================================================================================================================

FOOTWEAR--0.42%

NIKE, Inc.-Class B                                                                 25,000                           2,095,000
==============================================================================================================================

GENERAL MERCHANDISE STORES--0.27%

Target Corp.                                                                       23,000                           1,351,250
==============================================================================================================================

HEALTH CARE EQUIPMENT--0.32%

Waters Corp.                                                   (c)                 35,000                           1,584,800
==============================================================================================================================

HEALTH CARE FACILITIES--0.36%

HCA Inc.                                                                           36,500                           1,797,625
==============================================================================================================================

HEALTH CARE SERVICES--0.42%

Quest Diagnostics Inc.                                                             40,000                           2,053,600
==============================================================================================================================

HOME IMPROVEMENT RETAIL--0.36%

Home Depot, Inc. (The)                                                             41,000                           1,783,910
==============================================================================================================================

HOMEBUILDING--0.38%

NVR, Inc.                                                      (c)                  2,000                           1,876,000
==============================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.26%

Hilton Hotels Corp.                                                                52,000                           1,287,000
==============================================================================================================================

HOUSEHOLD PRODUCTS--1.12%

Clorox Co. (The)                                                                   34,000                           1,898,900
------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                         66,000                           3,671,580
==============================================================================================================================
                                                                                                                    5,570,480
==============================================================================================================================

HOUSEWARES & SPECIALTIES--0.67%

Fortune Brands, Inc.                                                               35,000                           3,309,250
==============================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.36%

Wal-Mart Stores, Inc.                                                              36,000                           1,776,600
==============================================================================================================================

INDUSTRIAL CONGLOMERATES--0.37%

General Electric Co.                                                               53,000                           1,828,500
==============================================================================================================================



GLG-QTR-1                             F-5


                                                                                                                MARKET
                                                                               SHARES                            VALUE
==============================================================================================================================
INTEGRATED OIL & GAS--0.48%

Exxon Mobil Corp.                                                                  40,000                   $       2,350,000
==============================================================================================================================

INTERNET SOFTWARE & SERVICES--0.76%

VeriSign, Inc.                                                 (c)                 80,000                           2,104,800
------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                                    (c)                 50,000                           1,667,000
==============================================================================================================================
                                                                                                                    3,771,800
==============================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.02%

Goldman Sachs Group, Inc. (The)                                                    47,000                           5,051,560
==============================================================================================================================

MANAGED HEALTH CARE--1.70%

Aetna Inc.                                                                         25,000                           1,935,000
------------------------------------------------------------------------------------------------------------------------------
Humana Inc.                                                    (c)                 40,000                           1,594,000
------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                            94,000                           4,916,200
==============================================================================================================================
                                                                                                                    8,445,200
==============================================================================================================================

MOVIES & ENTERTAINMENT--0.36%

Walt Disney Co. (The)                                                              70,000                           1,794,800
==============================================================================================================================

MULTI-LINE INSURANCE--0.37%

Hartford Financial Services Group, Inc. (The)                                      23,000                           1,853,110
==============================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.55%

BJ Services Co.                                                                    45,000                           2,744,550
==============================================================================================================================

OIL & GAS REFINING & MARKETING --0.67%

Valero Energy Corp.                                                                40,000                           3,311,200
==============================================================================================================================

PHARMACEUTICALS--1.42%

Allergan, Inc.                                                                     15,000                           1,340,550
------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                  89,000                           5,692,440
==============================================================================================================================
                                                                                                                    7,032,990
==============================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.89%

Allstate Corp. (The)                                                               72,000                           4,410,720
==============================================================================================================================

RAILROADS--0.45%

Burlington Northern Santa Fe Corp.                                                 41,000                           2,224,250
==============================================================================================================================

RESTAURANTS--0.40%

Yum! Brands, Inc.                                                                  38,000                           1,989,300
==============================================================================================================================

SEMICONDUCTORS--0.83%

Analog Devices, Inc.                                                               40,000                           1,568,000
------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                        40,000                           1,085,600
------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                          47,000                           1,460,290
==============================================================================================================================
                                                                                                                    4,113,890
==============================================================================================================================

STEEL--0.28%

Nucor Corp.                                                                        25,000                           1,386,250
==============================================================================================================================



GLG-QTR-1                             F-6


                                                                                                                MARKET
                                                                               SHARES                            VALUE
==============================================================================================================================
SYSTEMS SOFTWARE--1.34%

Microsoft Corp.                                                                    90,000                   $       2,304,900
------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                   (c)                245,000                           3,327,100
------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                                 (c)                 46,000                           1,010,620
==============================================================================================================================
                                                                                                                    6,642,620
==============================================================================================================================

Total Domestic Common Stocks (Cost $97,854,217)                                                                   117,972,560
==============================================================================================================================

MONEY MARKET FUNDS--0.30%

Liquid Assets Portfolio-Institutional Class                    (d)                735,334                             735,334
------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                       (d)                735,334                             735,334
==============================================================================================================================

Total Money Market Funds (Cost $1,470,668)                                                                          1,470,668
==============================================================================================================================
TOTAL INVESTMENTS--85.40% (excluding investments purchased
with cash collateral from securities loaned) (Cost
$306,468,178)                                                                                                     423,444,887
==============================================================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED

MONEY MARKET FUNDS--14.60%

STIC Prime Portfolio-Institutional Class                       (d)(e)          72,421,321                          72,421,321
==============================================================================================================================

Total Money Market Funds (purchased with cash collateral
from securities loaned) (Cost $72,421,321)                                                                         72,421,321
==============================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $378,889,499)                                                             $     495,866,208
==============================================================================================================================

Investment Abbreviations:
ADR                                   American Depositary Receipt
Pfd.                                  Preferred


     Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at July 31, 2005 was $250,764,242, which represented 50.57% of the Fund's Total Investments. See
     Note 1A.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this schedule.



GLG-QTR-1                             F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.


A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


GLG-QTR-1                             F-8

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

             Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


GLG-QTR-1                             F-9

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.


  INVESTMENTS OF DAILY AVAILABLE CASH
  BALANCES:



                                                                               CHANGE IN
                             MARKET                          PROCEEDS         UNREALIZED       MARKET                      REALIZED
                              VALUE         PURCHASES          FROM          APPRECIATION       VALUE         DIVIDEND       GAIN
  FUND                      10/31/04         AT COST           SALES         (DEPRECIATION)    07/31/05        INCOME       (LOSS)
  ==================================================================================================================================
  Liquid Assets
  Portfolio-
  Institutional
  Class                   $    5,732,411  $  45,791,790 $   (50,788,867) $              --  $      735,334 $    68,525    $       --
  ----------------------------------------------------------------------------------------------------------------------------------
  STIC Prime
  Portfolio-
  Institutional
  Class                        5,732,411     45,791,790     (50,788,867)                --         735,334      69,241            --
  ==================================================================================================================================
     SUBTOTAL             $   11,464,822  $  91,583,580 $  (101,577,734) $              --  $    1,470,668 $    137,766   $       --
  ==================================================================================================================================


  INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING
  TRANSACTIONS:


                                                                               CHANGE IN
                             MARKET                          PROCEEDS         UNREALIZED       MARKET                      REALIZED
                              VALUE         PURCHASES          FROM          APPRECIATION       VALUE         DIVIDEND       GAIN
  FUND                      10/31/04         AT COST           SALES         (DEPRECIATION)    07/31/05        INCOME*      (LOSS)
  ==================================================================================================================================

  Liquid Assets
  Portfolio-
  Institutional
  Class                    $  76,311,756  $  19,447,605 $   (95,759,361) $              --  $           -- $    58,629    $       --
  ----------------------------------------------------------------------------------------------------------------------------------
  STIC Prime
  Portfolio-
  Institutional
  Class                               --    212,491,824    (140,070,503)                --      72,421,321     178,332            --
  ==================================================================================================================================
     SUBTOTAL              $  76,311,756  $ 231,939,429 $  (235,829,864) $              --  $   72,421,321 $   236,961    $       --
  ==================================================================================================================================
     TOTAL                 $  87,776,578  $ 323,523,009 $  (337,407,598) $              --  $   73,891,989 $   374,727    $       --
  ==================================================================================================================================


  * Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.


GLG-QTR-1                             F-10

            At July 31, 2005, securities with an aggregate value of $69,676,971 were on loan to brokers. The loans were secured by cash collateral of $72,421,321 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $236,961 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $163,116,419 and $231,460,846, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


                 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
       =========================================================================================================================

       Aggregate unrealized appreciation of investment securities                                              $    118,731,547
       -------------------------------------------------------------------------------------------------------------------------
       Aggregate unrealized (depreciation) of investment securities                                                  (1,981,443)
       =========================================================================================================================
       Net unrealized appreciation of investment securities                                                    $    116,750,104
       =========================================================================================================================
       Cost of investments for tax purposes is $379,116,104.




GLG-QTR-1                             F-11

                       AIM INTERNATIONAL CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005


[Your goals. Our solutions.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com           I-ICE-QTR-1 7/05               A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)


                                                                                                                          MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--88.94%

AUSTRALIA--1.49%

National Australia Bank Ltd. (Diversified Banks)   (a)(b)                       121,600                          $       2,873,954
-----------------------------------------------------------------------------------------------------------------------------------

National Australia Bank Ltd.-ADR (Diversified
Banks)                                             (a)                           10,600                                  1,255,782
===================================================================================================================================
                                                                                                                         4,129,736
===================================================================================================================================

BELGIUM--0.89%

Belgacom S.A. (Integrated Telecommunication
Services)                                          (b)                           70,200                                  2,480,620
===================================================================================================================================

CANADA--2.65%

BCE Inc. (Integrated Telecommunication
Services)                                          (a)                          139,100                                  3,368,713
-----------------------------------------------------------------------------------------------------------------------------------

EnCana Corp. (Oil & Gas Exploration &
Production)                                        (a)                           96,500                                  3,978,073
===================================================================================================================================
                                                                                                                         7,346,786
===================================================================================================================================

CHINA--0.40%

China Life Insurance Co., Ltd.-ADR (Life &
Health Insurance)                                  (c)                           37,100                                  1,105,209
===================================================================================================================================

DENMARK--1.58%

Danske Bank A.S. (Diversified Banks)               (b)                          140,800                                  4,386,974
===================================================================================================================================

FINLAND --3.96%

Nokia Oyj (Communications Equipment)               (b)                          334,000                                  5,318,066
-----------------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj-Class R (Paper Products)            (b)                          260,400                                  3,445,547
-----------------------------------------------------------------------------------------------------------------------------------
UPM-Kymmene Oyj (Paper Products)                   (b)                          113,800                                  2,203,261
===================================================================================================================================
                                                                                                                        10,966,874
===================================================================================================================================

FRANCE--5.72%

Compagnie Generale des Etablissements Michelin-
Class B (Tires & Rubber)                           (a)(b)                        81,000                                  4,987,362
-----------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Diversified Banks)           (a)(b)                       108,800                                  2,975,336
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale-ADR (Diversified Banks)           (d)                          176,300                                  3,865,289
-----------------------------------------------------------------------------------------------------------------------------------
Total S.A.-ADR (Integrated Oil & Gas)              (a)                           32,300                                  4,037,500
===================================================================================================================================
                                                                                                                        15,865,487
===================================================================================================================================

GERMANY--3.28%

BASF A.G. (Diversified Chemicals)                  (b)                           30,000                                  2,126,680
-----------------------------------------------------------------------------------------------------------------------------------
BASF A.G.-ADR (Diversified Chemicals)                                            29,750                                  2,106,300
-----------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke A.G. (Automobile
Manufacturers)                                     (b)                           55,800                                  2,615,195
===================================================================================================================================

I-ICE-QTR-1                         F-1

                                                                                                                          MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GERMANY -(CONTINUED)

Deutsche Bank A.G. (Diversified Capital Markets)   (a)(b)                        13,000                          $       1,122,927
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank A.G. (Diversified Capital Markets)                                 13,070                                  1,130,555
===================================================================================================================================
                                                                                                                         9,101,657
===================================================================================================================================

HONG KONG--1.56%

Cheung Kong (Holdings) Ltd. (Real Estate
Management & Development)                          (b)                          135,000                                  1,451,310
-----------------------------------------------------------------------------------------------------------------------------------

Hutchison Whampoa Ltd. (Industrial
Conglomerates)                                     (a)(b)                       294,100                                  2,863,082
===================================================================================================================================
                                                                                                                         4,314,392
===================================================================================================================================

ITALY--1.53%

Eni S.p.A-ADR (Integrated Oil & Gas)               (a)                           30,000                                  4,242,000
===================================================================================================================================

JAPAN--17.65%

Canon Inc. (Office Electronics)                    (b)                           19,000                                    934,375
-----------------------------------------------------------------------------------------------------------------------------------
Canon Inc.-ADR (Office Electronics)                                              46,000                                  2,261,820
-----------------------------------------------------------------------------------------------------------------------------------
East Japan Railway Co. (Railroads)                 (b)                              675                                  3,308,532
-----------------------------------------------------------------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)                  (b)                           67,300                                  2,289,086
-----------------------------------------------------------------------------------------------------------------------------------

Fuji Photo Film Co., Ltd. (Photographic
Products)                                          (b)                           65,000                                  2,018,221
-----------------------------------------------------------------------------------------------------------------------------------

Fuji Photo Film Co., Ltd.-ADR (Photographic
Products)                                                                        94,100                                  2,937,802
-----------------------------------------------------------------------------------------------------------------------------------

Hitachi, Ltd.-ADR (Electronic Equipment
Manufacturers)                                                                   30,600                                  1,857,726
-----------------------------------------------------------------------------------------------------------------------------------

Ito-Yokado Co., Ltd. (Hypermarkets & Super
Centers)                                           (b)                           55,000                                  1,821,029
-----------------------------------------------------------------------------------------------------------------------------------
Kao Corp. (Household Products)                     (b)                          144,000                                  3,285,341
-----------------------------------------------------------------------------------------------------------------------------------

Millea Holdings, Inc. (Property & Casualty
Insurance)                                         (b)                              162                                  2,116,835
-----------------------------------------------------------------------------------------------------------------------------------
NEC Electronics Corp. (Semiconductors)
(Acquired 05/18/04-02/09/05; Cost $2,059,548)      (a)(b)                        40,800                                  1,421,407
-----------------------------------------------------------------------------------------------------------------------------------

Nintendo Co., Ltd. (Home Entertainment
Software)                                          (b)                           30,000                                  3,141,690
-----------------------------------------------------------------------------------------------------------------------------------
Nippon Telegraph and Telephone Corp.
(Integrated Telecommunication Services)            (b)                              670                                  2,930,491
-----------------------------------------------------------------------------------------------------------------------------------
Nippon Telegraph and Telephone Corp.-ADR
(Integrated Telecommunication Services)                                          24,585                                    540,870
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc. (Investment Banking &
Brokerage)                                         (b)                          177,000                                  2,094,792
-----------------------------------------------------------------------------------------------------------------------------------
Olympus Corp. (Health Care Equipment)              (a)(b)                       100,000                                  2,011,741
-----------------------------------------------------------------------------------------------------------------------------------

Shin-Etsu Chemical Co., Ltd. (Specialty
Chemicals)                                         (b)                           92,200                                  3,485,545
-----------------------------------------------------------------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)                   (b)                            7,400                                    837,526
-----------------------------------------------------------------------------------------------------------------------------------

Sony Corp.-ADR (Consumer Electronics)                                            68,000                                  2,210,680
-----------------------------------------------------------------------------------------------------------------------------------

Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals)                                  (b)                           91,600                                  4,678,880
-----------------------------------------------------------------------------------------------------------------------------------

Toyota Motor Corp. (Automobile Manufacturers)      (b)                           72,300                                  2,732,752
===================================================================================================================================
                                                                                                                        48,917,141
===================================================================================================================================

I-ICE-QTR-1                         F-2

                                                                                                                          MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MEXICO--1.96%

Fomento Economico Mexicano, S.A. de C.V.-
ADR (Soft Drinks)                                                                26,700                          $       1,735,500
-----------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Series L-ADR
(Integrated Telecommunication Services)                                         192,250                                  3,704,658
===================================================================================================================================
                                                                                                                         5,440,158
===================================================================================================================================

NETHERLANDS--8.69%

ABN AMRO Holding N.V. (Diversified Banks)          (a)(b)                       134,041                                  3,336,007
-----------------------------------------------------------------------------------------------------------------------------------
Aegon N.V. (Life & Health Insurance)               (b)                          317,400                                  4,540,168
-----------------------------------------------------------------------------------------------------------------------------------
DSM N.V. (Specialty Chemicals)                     (b)                           44,545                                  3,385,320
-----------------------------------------------------------------------------------------------------------------------------------
Heineken N.V. (Brewers)                            (a)(b)                       112,600                                  3,582,487
-----------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V.-ADR (Other Diversified
Financial Services)                                                             112,000                                  3,386,880
-----------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.-New
York Shares (Consumer Electronics)                                               83,850                                  2,274,012
-----------------------------------------------------------------------------------------------------------------------------------
TNT N.V. (Air Freight & Logistics)                 (a)(b)                       141,000                                  3,577,421
===================================================================================================================================
                                                                                                                        24,082,295
===================================================================================================================================

NORWAY--0.99%

Statoil A.S.A. (Integrated Oil & Gas)              (b)                          126,500                                  2,744,587
===================================================================================================================================

PORTUGAL--0.43%

Portugal Telecom, SGPS, S.A.-ADR (Integrated
Telecommunication Services)                                                     125,500                                  1,201,035
===================================================================================================================================

SOUTH KOREA--2.40%

Kookmin Bank (Diversified Banks)                   (b)                           34,700                                  1,830,477
-----------------------------------------------------------------------------------------------------------------------------------

Korea Electric Power Corp.-ADR (Electric
Utilities)                                                                       80,700                                  1,409,829
-----------------------------------------------------------------------------------------------------------------------------------

KT Corp.-ADR (Integrated Telecommunication
Services)                                                                       153,750                                  3,404,025
===================================================================================================================================
                                                                                                                         6,644,331
===================================================================================================================================

SPAIN--1.98%

Endesa, S.A.-ADR (Electric Utilities)                                           117,200                                  2,628,796
-----------------------------------------------------------------------------------------------------------------------------------
Repsol YPF, S.A.-ADR (Integrated Oil & Gas)                                     102,500                                  2,856,675
===================================================================================================================================
                                                                                                                         5,485,471
===================================================================================================================================

SWEDEN--1.13%

Nordea Bank A.B. (Diversified Banks)               (b)                          327,000                                  3,131,401
===================================================================================================================================

SWITZERLAND--8.19%

Credit Suisse Group (Diversified Capital Markets)  (b)                           92,600                                  3,870,482
-----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)               (b)                            8,350                                  2,292,074
-----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.-ADR (Packaged Foods & Meats)           (d)                           38,575                                  2,652,660
-----------------------------------------------------------------------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals)                    (b)                           44,800                                  2,178,907
-----------------------------------------------------------------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                                              70,000                                  3,409,700
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)               (b)                           25,900                                  3,512,216
-----------------------------------------------------------------------------------------------------------------------------------

Zurich Financial Services A.G.
 (Multi-Line Insurance)                            (b)                           27,000                                  4,789,273
===================================================================================================================================
                                                                                                                        22,705,312
===================================================================================================================================

I-ICE-QTR-1                         F-3

                                                                                                                          MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TAIWAN--0.45%

Taiwan Semiconductor Manufacturing Co. Ltd.-
ADR (Semiconductors)                                                            145,109                          $       1,246,486
===================================================================================================================================

UNITED KINGDOM--22.01%

Anglo American PLC (Diversified Metals &
Mining)                                            (b)                          109,000                                  2,755,869
-----------------------------------------------------------------------------------------------------------------------------------
BAA PLC (Airport Services)                         (b)                          275,800                                  2,921,803
-----------------------------------------------------------------------------------------------------------------------------------
BAE Systems PLC (Aerospace & Defense)              (b)                        1,063,000                                  5,745,513
-----------------------------------------------------------------------------------------------------------------------------------
Boots Group PLC (Drug Retail)                      (b)                          246,400                                  2,619,742
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)                      (b)                          224,700                                  2,471,421
-----------------------------------------------------------------------------------------------------------------------------------


Cadbury Schweppes PLC (Packaged Foods &
Meats)                                             (b)                          504,500                                  4,842,256
-----------------------------------------------------------------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)                 (b)                          314,300                                  4,327,395
-----------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)              (b)                           36,000                                    846,587
-----------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                                       149,500                                  7,092,280
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC-ADR (Diversified Banks)                                        28,570                                  2,313,884
-----------------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC (Home Improvement Retail)           (b)                          594,000                                  2,683,275
-----------------------------------------------------------------------------------------------------------------------------------


Morrison (William) Supermarkets PLC (Food
Retail)                                            (b)                        1,135,000                                  3,786,416
-----------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Publishing)                     (b)                          555,100                                  5,120,647
-----------------------------------------------------------------------------------------------------------------------------------


Royal Bank of Scotland Group PLC (Diversified      (b)                          221,800                                  6,589,192
Banks)
-----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC-Class A-ADR (Integrated      (c)                           29,450                                  1,804,696
Oil & Gas)
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless
Telecommunication Services)                        (b)                        1,977,500                                  5,093,714
===================================================================================================================================
                                                                                                                        61,014,690
===================================================================================================================================
Total Foreign Stocks & Other Equity Interests
(Cost $199,887,005)                                                                                                    246,552,642
===================================================================================================================================


MONEY MARKET FUNDS--2.52%


Premier Portfolio-Institutional Class
(Cost $6,997,527)                                  (e)                        6,997,527                                  6,997,527
===================================================================================================================================
TOTAL INVESTMENTS--91.46% (excluding                                                                                   253,550,169
investments purchased with cash collateral from
securities loaned) (Cost $206,884,532)
===================================================================================================================================


INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--8.54%
Premier Portfolio-Institutional Class              (e)(f)                    23,671,211                                 23,671,211
===================================================================================================================================


Total Money Market Funds (purchased with cash                                                                           23,671,211
collateral from securities loaned)
(Cost $23,671,211)
===================================================================================================================================
TOTAL INVESTMENTS--100.00%                                                                                       $     277,221,380
(Cost $230,555,743)
___________________________________________________________________________________________________________________________________
===================================================================================================================================

I-ICE-QTR-1                         F-4

         Investment Abbreviations:

         ADR                        American Depositary Receipt

         Notes to Schedule of Investments:


(a) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at July 31, 2005 was $170,533,207, which represented 61.52% of the Fund's Total Investments. See Note 1A.

(c)      Non-income producing security.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at July 31, 2005 was $6,517,949, which represented 2.35% of the Fund's Total Investments. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.



         See accompanying notes which are an integral part of this schedule.


I-ICE-QTR-1                         F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


I-ICE-QTR-1                         F-6

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


I-ICE-QTR-1                         F-7

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended July 31, 2005.

   INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    CHANGE IN
                       MARKET                                       UNREALIZED      MARKET                    REALIZED
                        VALUE       PURCHASES       PROCEEDS       APPRECIATION      VALUE      DIVIDEND        GAIN
   FUND               10/31/04       AT COST       FROM SALES     (DEPRECIATION)   07/31/05      INCOME        (LOSS)
   -------------------------------------------------------------------------------------------------------------------
   Premier
   Portfolio-
   Institutional
   Class           $   3,494,279  $ 53,805,832  $ (50,302,584)  $             -- $ 6,997,527  $   166,963     $    --
   ===================================================================================================================

   INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    CHANGE IN
                       MARKET                                       UNREALIZED     MARKET                     REALIZED
                        VALUE       PURCHASES       PROCEEDS       APPRECIATION     VALUE       DIVIDEND        GAIN
   FUND               10/31/04       AT COST       FROM SALES     (DEPRECIATION)   07/31/05      INCOME*       (LOSS)
   -------------------------------------------------------------------------------------------------------------------
   Premier
   Portfolio-
   Institutional
   Class           $  38,945,109  $ 184,240,880 $ (199,514,778) $             -- $23,671,211  $   132,377     $     --
   ===================================================================================================================
   TOTAL           $  42,439,388  $ 238,046,712 $ (249,817,362) $             -- $30,668,738  $   299,340     $     --
   ===================================================================================================================

* Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2005, securities with an aggregate value of $22,559,904 were on loan to brokers. The loans were secured by cash collateral of $23,671,211 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $132,377 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $76,352,556 and $26,487,170, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
    =================================================================================================================
    Aggregate unrealized appreciation of investment securities                                      $     47,240,623
    -----------------------------------------------------------------------------------------------------------------
    Aggregate unrealized (depreciation) of investment securities                                          (6,960,108)
    =================================================================================================================
    Net unrealized appreciation of investment securities                                            $     40,280,515
    =================================================================================================================
    Cost of investments for tax purposes is $236,940,865.

                         AIM INTERNATIONAL GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005

[Your goals. Our solutions.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com               IGR-QTR-1 7/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)


                                                                                                                              MARKET
                                                                                  SHARES                                       VALUE
====================================================================================================================================
Foreign Stocks & Other Equity Interests--93.92%

AUSTRALIA--3.51%

BHP Billiton Ltd. (Diversified Metals & Mining)              (a)                 2,031,300                            $   29,956,478
------------------------------------------------------------------------------------------------------------------------------------
Brambles Industries Ltd. (Diversified
Commercial & Professional Services)                          (a)(b)              1,586,000                                 9,956,900
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)                          (a)                 1,577,000                                 9,316,350
------------------------------------------------------------------------------------------------------------------------------------

Promina Group Ltd. (Property &
Casualty Insurance)                                          (a)(b)              2,451,900                                 9,237,578
------------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.
(Property & Casualty Insurance)                              (a)                   908,000                                11,574,007
====================================================================================================================================
                                                                                                                          70,041,313
====================================================================================================================================

BELGIUM--2.00%

InBev N.V. (Brewers)                                         (a)                   442,500                                16,440,477
------------------------------------------------------------------------------------------------------------------------------------
KBC Groep N.V. (Diversified Banks)                           (a)                   295,800                                23,547,283
====================================================================================================================================
                                                                                                                          39,987,760
====================================================================================================================================

BERMUDA--0.76%

Esprit Holdings Ltd. (Apparel Retail)                        (a)                 2,034,500                                15,121,187
====================================================================================================================================

BRAZIL--0.64%

Companhia de Bebidas das
Americas-Pfd.-ADR (Brewers)                                  (b)                   408,700                                12,714,657
====================================================================================================================================

CANADA--6.90%

Canadian National Railway Co. (Railroads)                                          322,450                                21,372,880
------------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.
(Oil & Gas Exploration & Production)                                               453,400                                18,887,037
------------------------------------------------------------------------------------------------------------------------------------

EnCana Corp. (Oil & Gas
Exploration & Production)                                                          411,000                                16,942,882
------------------------------------------------------------------------------------------------------------------------------------

Manulife Financial Corp.
(Life & Health Insurance)                                                          539,850                                27,096,122
------------------------------------------------------------------------------------------------------------------------------------
Power Corp. of Canada (Other
Diversified Financial Services)                                                    426,200                                11,470,465
------------------------------------------------------------------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)                                             375,200                                12,571,023
------------------------------------------------------------------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)                       (d)(e)                138,500                                 4,640,423
------------------------------------------------------------------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)                                         506,500                                24,801,662
====================================================================================================================================
                                                                                                                         137,782,494
====================================================================================================================================

CHINA--0.40%

Shanghai Electric Group Co. Ltd.-Class H
(Heavy Electrical Equipment)                                 (c)                32,000,000                                 7,986,004
====================================================================================================================================


IGR-QTR-1                             F-1

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
FRANCE--12.22%

BNP Paribas S.A. (Diversified Banks)                         (a)                   434,488                            $   31,341,871
------------------------------------------------------------------------------------------------------------------------------------

Bouygues S.A. (Wireless Telecommunication Services)          (a)                   429,300                                18,753,484
------------------------------------------------------------------------------------------------------------------------------------
Lafarge S.A. (Construction Materials)                        (a)                   130,944                                12,385,057
------------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)                   (a)(b)                134,338                                22,477,002
------------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)                             (a)                   197,280                                17,029,468
------------------------------------------------------------------------------------------------------------------------------------
Societe Generale (Diversified Banks)                         (a)                   221,800                                24,206,514
------------------------------------------------------------------------------------------------------------------------------------

Technip S.A. (Oil & Gas Equipment
& Services) (Acquired 12/16/04; Cost $9,419,069)             (a)(e)                211,600                                11,311,777
------------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A. (Integrated Oil & Gas)                            (a)                   173,649                                43,424,688
------------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement (Multi-Utilities)                       (a)                   239,200                                 9,288,511
------------------------------------------------------------------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)                      (a)                   444,460                                35,978,298
------------------------------------------------------------------------------------------------------------------------------------

Vivendi Universal S.A. (Movies & Entertainment)              (a)                   553,500                                17,576,767
====================================================================================================================================
                                                                                                                         243,773,437
====================================================================================================================================

GERMANY--5.19%

Adidas-Salomon A.G. (Apparel,
Accessories & Luxury Goods)                                  (a)                   149,600                                27,053,326
------------------------------------------------------------------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)                            (a)                   146,600                                11,349,288
------------------------------------------------------------------------------------------------------------------------------------
Henkel KGaA-Pfd. (Household Products)                        (a)                    99,600                                 9,355,546
------------------------------------------------------------------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)                              (a)                   215,400                                10,011,779
------------------------------------------------------------------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)                                 (a)                   182,350                                16,203,000
------------------------------------------------------------------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)                 (a)                    13,000                                10,289,048
------------------------------------------------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)                    (a)(b)                 77,280                                19,317,985
====================================================================================================================================
                                                                                                                         103,579,972
====================================================================================================================================

GREECE--1.84%

EFG Eurobank Ergasias (Diversified Banks)                    (a)                   323,300                                10,342,189
------------------------------------------------------------------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming)                                 (a)                   809,600                                26,316,950
====================================================================================================================================
                                                                                                                          36,659,139
====================================================================================================================================

HONG KONG--2.01%

Cheung Kong (Holdings) Ltd.
(Real Estate Management & Development)                       (a)                 1,417,000                                15,233,375
------------------------------------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd.
(Industrial Conglomerates)                                   (a)                 1,469,000                                14,300,805
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real
Estate Management & Development)                             (a)                 1,038,000                                10,677,377
====================================================================================================================================
                                                                                                                          40,211,557
====================================================================================================================================

HUNGARY--1.30%

OTP Bank Rt. (Diversified Banks)                             (a)                   693,500                                26,043,503
====================================================================================================================================

INDIA--2.25%

Housing Development Finance Corp. Ltd.
(Thrifts & Mortgage Finance)                                 (a)                   554,736                                11,768,524
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd. (IT
Consulting & Other Services)                                 (a)                   633,288                                33,061,223
====================================================================================================================================
                                                                                                                          44,829,747
====================================================================================================================================


IGR-QTR-1                             F-2

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
IRELAND--3.42%

Allied Irish Banks PLC (Diversified Banks)                                         621,700                            $   13,454,976
------------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC (Diversified Banks)               (a)                 2,693,902                                36,205,723
------------------------------------------------------------------------------------------------------------------------------------
CRH PLC (Construction Materials)                             (a)                   652,711                                18,633,525
====================================================================================================================================
                                                                                                                          68,294,224
====================================================================================================================================

ISRAEL--0.69%

Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                                                  436,800                                13,715,520
====================================================================================================================================

ITALY--3.54%

Banca Intesa S.p.A. (Diversified Banks)                      (a)                 2,057,000                                 9,987,313
------------------------------------------------------------------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                            (a)                 1,500,949                                42,523,305
------------------------------------------------------------------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable TV)                    (a)(b)              1,498,200                                18,214,041
====================================================================================================================================
                                                                                                                          70,724,659
====================================================================================================================================

JAPAN--13.51%

Astellas Pharma Inc. (Pharmaceuticals)                       (a)                   581,000                                18,877,622
------------------------------------------------------------------------------------------------------------------------------------
Canon Inc. (Office Electronics)                              (a)                   179,800                                 8,842,136
------------------------------------------------------------------------------------------------------------------------------------
Daiwa House Industry Co., Ltd. (Homebuilding)                (a)                   987,000                                11,039,914
------------------------------------------------------------------------------------------------------------------------------------
FANUC Ltd. (Industrial Machinery)                            (a)                   252,200                                17,887,107
------------------------------------------------------------------------------------------------------------------------------------

Hoya Corp. (Electronic Equipment Manufacturers)              (a)                   215,600                                26,524,012
------------------------------------------------------------------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)                              (a)                   584,500                                11,491,669
------------------------------------------------------------------------------------------------------------------------------------

Keyence Corp. (Electronic Equipment Manufacturers)           (a)                    95,200                                22,795,607
------------------------------------------------------------------------------------------------------------------------------------

Nidec Corp. (Electronic Equipment Manufacturers)             (a)                   102,500                                11,078,312
------------------------------------------------------------------------------------------------------------------------------------

Nissan Motor Co., Ltd. (Automobile Manufacturers)            (a)                   876,900                                 9,104,137
------------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)                      (a)                   231,700                                12,678,025
------------------------------------------------------------------------------------------------------------------------------------

OMRON Corp. (Electronic Equipment Manufacturers)             (a)                   387,500                                 8,250,739
------------------------------------------------------------------------------------------------------------------------------------
ORIX Corp. (Consumer Finance)                                (a)                    75,400                                11,133,563
------------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)                    (a)                 2,035,000                                13,131,668
------------------------------------------------------------------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)                             (a)                    79,300                                 8,975,105
------------------------------------------------------------------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile Manufacturers)                (a)(b)                491,000                                 7,790,927
------------------------------------------------------------------------------------------------------------------------------------

Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals)                                            (a)                   422,400                                21,575,970
------------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)                (a)(b)                593,000                                22,413,860
------------------------------------------------------------------------------------------------------------------------------------
Trend Micro Inc. (Application Software)                      (a)                   289,900                                10,370,292
------------------------------------------------------------------------------------------------------------------------------------

Yamaha Motor Co., Ltd. (Motorcycle
Manufacturers)                                               (a)                   849,200                                15,665,867
====================================================================================================================================
                                                                                                                         269,626,532
====================================================================================================================================

MEXICO--2.40%

America Movil S.A. de C.V.-Series
L-ADR (Wireless Telecommunication Services)                  (b)                 1,014,900                                22,591,674
------------------------------------------------------------------------------------------------------------------------------------

Grupo Televisa, S.A.-ADR
(Broadcasting & Cable TV)                                                          128,900                                 8,503,533
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
(Hypermarkets & Super Centers)                                                   3,740,400                                16,735,784
====================================================================================================================================
                                                                                                                          47,830,991
====================================================================================================================================


IGR-QTR-1                             F-3

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
NETHERLANDS--1.12%

DSM N.V. (Specialty Chemicals)                               (a)(b)                192,000                            $   14,591,567
------------------------------------------------------------------------------------------------------------------------------------
TNT N.V. (Air Freight & Logistics)                           (a)                   305,250                                 7,744,736
====================================================================================================================================
                                                                                                                          22,336,303
====================================================================================================================================

SINGAPORE--2.17%

DBS Group Holdings Ltd. (Diversified Banks)                  (a)                   989,000                                 9,541,452
------------------------------------------------------------------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial Conglomerates)                 (a)                 2,021,000                                15,230,912
------------------------------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)                           (a)                 1,073,000                                 7,651,130
------------------------------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified Banks)                (a)                 1,185,000                                10,745,186
------------------------------------------------------------------------------------------------------------------------------------
United Overseas Land Ltd. (Real Estate
Management & Development)                                    (a)                   118,500                                   167,271
====================================================================================================================================
                                                                                                                          43,335,951
====================================================================================================================================

SOUTH AFRICA--0.56%

Standard Bank Group Ltd. (Diversified Banks)                 (a)                 1,048,161                                11,258,899
====================================================================================================================================

SOUTH KOREA--2.07%

Hyundai Motor Co. (Automobile Manufacturers)                 (a)                   148,000                                10,183,025
------------------------------------------------------------------------------------------------------------------------------------
LG.Philips LCD Co., Ltd.-ADR (Electronic
Equipment Manufacturers)                                     (b)(c)                624,000                                14,364,480
------------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
(Electronic Equipment Manufacturers)                         (a)                    30,540                                16,736,555
====================================================================================================================================
                                                                                                                          41,284,060
====================================================================================================================================

SPAIN--2.88%

ACS, Actividades de Construccion y
Servicios, S.A. (Construction & Engineering)                 (a)                   541,400                                15,637,459
------------------------------------------------------------------------------------------------------------------------------------
Banco Santander Central Hispano S.A.
(Diversified Banks)                                          (a)                   941,300                                11,626,103
------------------------------------------------------------------------------------------------------------------------------------

Grupo Ferrovial, S.A.
(Construction & Engineering)                                 (a)                   218,500                                15,799,936
------------------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil, S.A.
(Apparel Retail)                                             (a)(b)                536,300                                14,319,556
====================================================================================================================================
                                                                                                                          57,383,054
====================================================================================================================================

SWEDEN--1.27%

Swedish Match A.B. (Tobacco)                                 (a)                   805,600                                10,079,600
------------------------------------------------------------------------------------------------------------------------------------
Volvo A.B.-Class B (Construction &
Farm Machinery & Heavy Trucks)                               (a)                   363,400                                15,200,562
====================================================================================================================================
                                                                                                                          25,280,162
====================================================================================================================================


IGR-QTR-1                             F-4

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
SWITZERLAND--6.99%

Compagnie Financiere Richemont A.G.-Class A
(Apparel, Accessories & Luxury Goods)                        (a)                   712,860                            $   25,127,150
------------------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                         (a)                   227,175                                30,806,471
------------------------------------------------------------------------------------------------------------------------------------
Serono S.A.-Class B (Biotechnology)                          (a)                    14,740                                 9,919,014
------------------------------------------------------------------------------------------------------------------------------------
Swatch Group A.G. (The)-Class B
(Apparel, Accessories & Luxury Goods)                        (a)                    69,130                                 9,915,336
------------------------------------------------------------------------------------------------------------------------------------

Syngenta A.G. (Fertilizers & Agricultural Chemicals)         (a)(c)                316,590                                33,091,848
------------------------------------------------------------------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)                       (a)                   372,698                                30,535,050
====================================================================================================================================
                                                                                                                         139,394,869
====================================================================================================================================

TAIWAN--1.31%

Hon Hai Precision Industry Co., Ltd.
(Electronic Manufacturing Services)                          (a)                 2,808,549                                15,732,300
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
(Semiconductors)                                             (a)                 6,222,699                                10,355,565
====================================================================================================================================
                                                                                                                          26,087,865
====================================================================================================================================

UNITED KINGDOM--12.97%

Aviva PLC (Multi-Line Insurance)                             (a)                 1,677,540                                19,244,162
------------------------------------------------------------------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)                                (a)                   902,400                                 9,925,280
------------------------------------------------------------------------------------------------------------------------------------
Capita Group PLC (Human Resource
& Employment Services)                                       (a)                 1,331,000                                 8,449,384
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                            (a)                 1,094,900                                15,715,777
------------------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)                         (a)                 1,268,400                                32,619,559
------------------------------------------------------------------------------------------------------------------------------------
International Power PLC (Independent
Power Producers & Energy Traders)                            (a)                 3,962,700                                14,749,151
------------------------------------------------------------------------------------------------------------------------------------
Next PLC (Department Stores)                                 (a)                   665,820                                18,388,588
------------------------------------------------------------------------------------------------------------------------------------
O2 PLC (Wireless Telecommunication Services)                 (e)                 7,678,990                                18,794,540
------------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)                   (a)                   929,330                                27,872,686
------------------------------------------------------------------------------------------------------------------------------------

Royal Bank of Scotland Group PLC
(Diversified Banks)                                          (a)                   387,272                                11,505,003
------------------------------------------------------------------------------------------------------------------------------------

Shire Pharmaceuticals Group PLC
(Pharmaceuticals)                                            (a)                 1,637,300                                18,849,708
------------------------------------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)                                      (a)                 5,704,573                                32,604,307
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless
Telecommunication Services)                                  (a)                 9,035,500                                23,273,960
------------------------------------------------------------------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)                          (a)                   685,030                                 6,928,833
====================================================================================================================================
                                                                                                                         258,920,938
====================================================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $1,259,725,000)                                                                                                  1,874,204,797
====================================================================================================================================


IGR-QTR-1                             F-5

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
MONEY MARKET FUNDS-- 2.30%

Liquid Assets Portfolio-Institutional Class                  (f)                22,964,410                            $   22,964,410
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                     (f)                22,964,410                                22,964,410
====================================================================================================================================

Total Money Market Funds (Cost $45,928,820)                                                                               45,928,820
====================================================================================================================================

TOTAL INVESTMENTS--96.22% (excluding
investments purchased with cash collateral
from securities loaned) (Cost $1,305,653,820)                                                                          1,920,133,617
====================================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS--3.78%
Liquid Assets Portfolio-Institutional Class                  (f)(g)             75,434,388                                75,434,388
====================================================================================================================================

Total Money Market Funds (purchased with
cash collateral from securities loaned) (Cost $75,434,388)                                                                75,434,388
====================================================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $1,381,088,208)                                                                                                 $1,995,568,005
====================================================================================================================================


     Investment Abbreviations:

     ADR                                          American Depositary Receipt
     Pfd.                                         Preferred

     Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at July 31, 2005, was $1,607,561,135. which represented 80.56% of the Fund's Total Investments. See Note 1A.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(c)  Non-income producing security.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at July 31, 2005 represented 0.23% of the Fund's Total Investments. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2005 was $15,952,200, which represented 0.80% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


     See accompanying notes which are an integral part of this schedule.


IGR-QTR-1                             F-6

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


IGR-QTR-1                             F-7

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet terms of their contracts or if the value of the foreign currency changes unfavorably.


IGR-QTR-1                             F-8

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                              CHANGE IN
                                                                              UNREALIZED       MARKET
                            MARKET VALUE  PURCHASES AT     PROCEEDS FROM     APPRECIATION       VALUE        DIVIDEND     REALIZED
        FUND                  10/31/04        COST             SALES        (DEPRECIATION)    07/31/05        INCOME     GAIN (LOSS)
====================================================================================================================================
Liquid Assets
Portfolio-Institutional
Class                       $  2,582,491  $ 198,591,080   $ (178,209,161)   $          --    $ 22,964,410   $   658,533  $        --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class            2,582,491    198,591,080     (178,209,161)                      22,964,410       665,074           --
====================================================================================================================================
   SUBTOTAL                 $  5,164,982  $ 397,182,160   $ (356,418,322)   $         --     $ 45,928,820   $ 1,323,607  $        --
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                              CHANGE IN
                                                                              UNREALIZED      MARKET
                            MARKET VALUE  PURCHASES AT     PROCEEDS FROM     APPRECIATION      VALUE         DIVIDEND     REALIZED
        FUND                  10/31/04        COST             SALES        (DEPRECIATION)    07/31/05        INCOME*    GAIN (LOSS)
====================================================================================================================================
Liquid Assets
Portfolio-
Institutional Class         $         --  $  124,836,521  $    (49,402,133) $          --    $ 75,434,388   $   136,125  $        --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                         45,583,860     731,959,317      (777,543,177)            --              --       940,554           --
====================================================================================================================================
   SUBTOTAL                 $ 45,583,860  $  856,795,838   $  (826,945,310) $          --    $ 75,434,388   $ 1,076,729  $        --
====================================================================================================================================
   TOTAL                    $ 50,748,842  $1,253,977,998   $(1,183,363,632) $          --    $121,363,208   $  2,400,336 $        --
====================================================================================================================================
* Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.


IGR-QTR-1                             F-9

     At July 31, 2005, securities with an aggregate value of $73,268,735 were on loan to brokers. The loans were secured by cash collateral of $75,434,388 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $1,076,729 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $488,885,014 and $536,702,446, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
======================================================================================================================
Aggregate unrealized appreciation of investment securities                                            $    617,990,561
----------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                (4,462,461)
======================================================================================================================
Net unrealized appreciation of investment securities                                                  $    613,528,100
======================================================================================================================
Cost of investments for tax purposes is $1,382,039,905.


IGR-QTR-1                             F-10

Item 2.   Controls and Procedures.

     (a) As of September 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM International Mutual Funds

By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 29, 2005


By:      /s/ SIDNEY M. DILGREN
         ----------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    September 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.